                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-4257

                            SCUDDER VARIABLE SERIES I
                            -------------------------
              (Exact Name of Registrant as Specified in Charter)

                       Two International Place, Boston, MA 02110-4103
              -----------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2572
                                                            --------------

                                  John Millette
                  Deutsche Investment Management Americas Inc.
                             Two International Place
                        Boston, Massachusetts 02110-4103
                    -----------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       6/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments Logo]

Scudder Variable Series I

Semiannual Report to Shareholders

June 30, 2003

Contents

Money Market Portfolio

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

Bond Portfolio

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

Balanced Portfolio

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

Growth and Income Portfolio

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

Capital Growth Portfolio

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

21st Century Growth Portfolio

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

Global Discovery Portfolio

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

International Portfolio

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

Health Sciences Portfolio

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

Management Summary June 30, 2003

Money Market Portfolio

In the first half of the year, the US economic activity was extremely subdued as the country and the world focused on the war with Iraq. Once the conclusion to the war became more apparent, consumer sentiment turned up, and hopes for economic recovery in the second half of 2003 or early 2004 were rekindled. In order to spur growth in the economy and minimize deflationary risks, it appeared that the Federal Reserve Board would lower its target interest rates again.

As the Fed's June meeting approached, the markets priced in a 50-basis-point cut, which we believed to be too aggressive. As a result, we built up a significant cash position and purchased both one-month securities and callable agency securities. In late June, the Fed decided to ease by 25 basis points, and the yields of all but the shortest-maturity money market securities rose sharply, enabling us to lock up higher yields for the fund. Going forward, we will continue our insistence on the highest credit quality. We also plan to maintain our conservative investment strategies.

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Deutsche Investment Management Americas Inc.

An investment in the Scudder Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio as of June 30, 2003 (Unaudited)

Money Market Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 9.6%
Norddeutsche Landesbank Girozentrale, 1.24%, 8/1/2003	2,500,000	2,500,085
Wells Fargo Bank, 4.25%, 8/15/2003	2,500,000	2,508,710
Westdeutsche Landesbank AG, 1.32%, 4/15/2004	3,000,000	2,999,762
Total Certificates of Deposit and Bank Notes (Cost $8,008,557)		8,008,557

Commercial Paper 59.2%
Asset Securities Credit Corp., 1.08%**, 7/16/2003	4,000,000	3,998,200
CIT Group Holdings, Inc., 1.0%**, 9/26/2003	4,000,000	3,990,333
Falcon Asset Securitization Corp., 1.19%**, 7/9/2003	1,000,000	999,736
Fortune Brand, 1.32%**, 7/1/2003	3,000,000	3,000,000
Goldman Sachs Group, Inc., 1.28%, 7/7/2003	4,000,000	4,000,000
Irish Life & Permanent, 1.22%**, 8/11/2003	2,600,000	2,596,387
K2 (USA) LLC, 1.34%**, 7/3/2003	4,000,000	3,999,702
Lake Constance Funding, 1.05%**, 12/16/2003	4,000,000	3,980,400
Liberty Street Funding Co., 1.14%**, 8/14/2003	4,000,000	3,994,427
Perry Global Funding LLC, 1.05%**, 10/10/2003	4,000,000	3,988,217
Prudential PLC, 1.24%**, 7/7/2003	4,000,000	3,999,173
Sheffield Receivables Corp., 1.2%**, 7/8/2003	4,000,000	3,999,067
Tango Finance Corp., 1.25%**, 7/15/2003	3,000,000	2,998,542
Verizon Network Funding Group, 1.0%**, 8/26/2003	4,000,000	3,993,778
Total Commercial Paper (Cost $49,537,962)		49,537,962

Floating Rate Notes 15.2%
Bayer Landesbank NY, 1.3%*, 3/8/2004	4,000,000	4,001,364
General Electric Capital Corp., 1.33%*, 3/25/2004	4,750,000	4,756,296
Morgan Stanley Dean Witter & Co., 1.15%*, 7/21/2003	4,000,000	4,000,000
Total Floating Rate Notes (Cost $12,757,660)		12,757,660

US Agency Obligations 7.2%
Federal Home Loan Mortgage Corp., 1.06%**, 10/24/2003	2,000,000	1,993,228
Federal National Mortgage Association, 1.38%, 5/7/2004	4,000,000	4,000,000
Total US Agency Obligations (Cost $5,993,228)		5,993,228

Repurchase Agreements*** 8.8%
Lehman Brothers, Inc., 1.35%, dated 6/30/2003, to be repurchased at $4,000,150 on 7/1/2003	4,000,000	4,000,000
State Street Bank and Trust Co., 1.1%, dated 6/30/2003, to be repurchased at $3,402,104 on 7/1/2003	3,402,000	3,402,000
Total Repurchase Agreements (Cost $7,402,000)		7,402,000
Total Investment Portfolio - 100.0% (Cost $83,699,407) (a)		83,699,407

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2003.
** Annualized yield at time of purchase; not a coupon rate.
***Repurchase agreements are fully collateralized by US Treasury or Government agency securities.
(a) Cost for federal income tax purposes was $83,699,407.

At December 31, 2002, the Money Market Portfolio had a net tax basis capital loss carryforward of approximately $5,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2008 ($1,600) and December 31, 2009 ($3,400), the respective expiration dates, whichever occurs first.

Financial Statements

Money Market Portfolio

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at amortized cost	$ 83,699,407
Cash	564
Interest receivable	80,993
Receivable for Portfolio shares sold	170,181
Other assets	804
Total assets	83,951,949
Liabilities
Payable for Portfolio shares redeemed	160,518
Accrued management fee	25,796
Other accrued expenses and payables	21,467
Total liabilities	207,781
Net assets, at value	$ 83,744,168
Net Assets
Net assets consist of: Undistributed net investment income	$ 317
Accumulated net realized gain (loss)	(4,513)
Paid-in capital	83,748,364
Net assets, at value	$ 83,744,168
Net Asset Value, offering and redemption price per share ($83,744,168 / 83,737,419 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Interest	$ 663,415
Expenses: Management fee	167,829
Custodian fees	8,727
Accounting fees	15,842
Auditing	6,208
Legal	4,945
Trustees' fees and expenses	4,254
Reports to shareholders	1,289
Other	4,161
Total expenses, before expense reductions	213,255
Expense reductions	(64)
Total expenses, after expense reductions	213,191
Net investment income	450,224
Net realized gain (loss) from investments	511
Net increase (decrease) in net assets resulting from operations	$ 450,735

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income	$ 450,224	$ 1,806,526
Net realized gain (loss) on investment transactions	511	2,127
Net increase (decrease) in net assets resulting from operations	450,735	1,808,653
Distributions to shareholders from net investment income	(449,907)	(1,806,754)
Portfolio share transactions: Proceeds from shares sold	22,499,962	665,248,347
Reinvestment of distributions	449,907	1,806,754
Cost of shares redeemed	(40,313,658)	(705,059,747)
Net increase (decrease) in net assets from Portfolio share transactions	(17,363,789)	(38,004,646)
Increase (decrease) in net assets	(17,362,961)	(38,002,747)
Net assets at beginning of period	101,107,129	139,109,876
Net assets at end of period (including undistributed net investment income of $317 at June 30, 2003)	$ 83,744,168	$ 101,107,129
Other Information
Shares outstanding at beginning of period	101,101,208	139,105,642
Shares sold	22,499,962	665,248,559
Shares issued to shareholders in reinvestment of distributions	449,907	1,806,754
Shares redeemed	(40,313,658)	(705,059,747)
Net increase (decrease) in Portfolio shares	(17,363,789)	(38,004,434)
Shares outstanding at end of period	83,737,419	101,101,208

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio

Years Ended December 31,	2003[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.005	.015	.038	.060	.049	.052
Less distributions from: Net investment income	(.005)	(.015)	(.038)	(.060)	(.049)	(.052)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.49**	1.49	3.88	6.21	4.99	5.29
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	84	101	139	121	179	148
Ratio of expenses before expense reductions (%)	.47*	.43	.46[b]	.46	.43	.44
Ratio of expenses after expense reductions (%)	.47*	.43	.45[b]	.46	.43	.44
Ratio of net investment income (%)	.99*	1.49	3.77	6.00	4.90	5.17

a For the six months ended June 30, 2003 (Unaudited).
b The ratios of expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .45% and ..45%, respectively.
* Annualized ** Not annualized

Management Summary June 30, 2003

Bond Portfolio

The combination of a still-struggling US economy, war with Iraq and changes to the federal funds rate resulted in a volatile bond market in the first six months of the year. Although some investors expected the Federal Reserve Board to reduce the federal funds rate by 50 basis points at its June meeting, the reduction was only 25 basis points. This reduction was the thirteenth since the beginning of 2001 and brought the federal funds rate to 1% - a level not seen since the 1950s. In this environment, the portfolio posted strong positive results, gaining 4.47%, slightly outperforming its benchmark, the Lehman Brothers Aggregate Bond Index, which returned 3.93%.

Our bottom-up investment strategy, including the effective selection of strong-performing securities, led to strong absolute results for the six-month period. The portfolio's stake in corporate bonds aided results, as its exposure to the lower-quality portion of the investment-grade corporate sector outperformed, in particular. The portfolio's stake in asset-backed securities also aided results, while mortgage-backed securities were fairly flat in the period. Additionally, the portfolio's overall allocation to US Treasury bonds experienced a slight decline, which proved timely, since Treasuries, though posting positive returns, trailed other areas of the bond market.

David Baldt
J. Christopher Gagnier
Gary W. Bartlett
Warren S. Davis
Daniel R. Taylor
Thomas Flaherty
Andrew P. Cestone
Timothy C. Vile
Co-Managers

Brett Diment
Consultant to the Portfolio

The Lehman Brothers Aggregate Bond Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio as of June 30, 2003 (Unaudited)

Bond Portfolio

	Principal Amount ($)	Value ($)

Corporate Bonds 23.0%
Consumer Discretionary 4.5%
American Achieve Corp., 11.625%, 1/1/2007	50,000	53,500
AOL Time Warner, Inc.:
6.125%, 4/15/2006	420,000	459,247
6.75%, 4/15/2011	460,000	523,727
Boca Resorts, Inc., 9.875%, 4/15/2009	65,000	70,038
Choctaw Resort Development Enterprises, 9.25%, 4/1/2009	50,000	53,938
Chumash Casino & Resort Enterprise, 9.0%, 7/15/2010	50,000	54,000
Circus & Eldorado, 10.125%, 3/1/2012	50,000	49,125
Comcast Cable Communications, 6.375%, 1/30/2006	725,000	791,150
Comcast Corp.:
5.5%, 3/15/2011	1,175,000	1,256,187
7.05%, 3/15/2033	595,000	660,836
CSC Holdings, Inc., 7.875%, 12/15/2007	50,000	51,125
Dex Media East LLC/ Financial, 12.125%, 11/15/2012	50,000	59,125
DIMON, Inc., Series B, 9.625%, 10/15/2011	155,000	170,500
EchoStar Communications Corp., 9.375%, 2/1/2009	55,000	58,644
Eldorado Resorts LLC, 10.5%, 8/15/2006	50,000	51,000
Finlay Fine Jewelry Corp., 8.375%, 5/1/2008	50,000	51,750
General Motors Corp.:
8.25%, 7/15/2023	765,000	764,524
8.375%, 7/15/2033	1,795,000	1,761,075
Herbst Gaming, Inc., 10.75%, 9/1/2008	80,000	88,200
Hines Horticulture, Inc., Series B, 12.75%, 10/15/2005	50,000	52,500
International Game Technology, 8.375%, 5/15/2009	80,000	98,144
Intrawest Corp., 10.5%, 2/1/2010	50,000	53,750
Laidlaw International, Inc., 10.75%, 6/15/2011	50,000	52,500
MGM Mirage, Inc., 9.75%, 6/1/2007	75,000	85,125
Park Place Entertainment Corp.:
8.875%, 9/15/2008	145,000	159,863
9.375%, 2/15/2007	70,000	77,525
PRIMEDIA, Inc., 7.625%, 4/1/2008	50,000	50,500
Remington Arms Co., 10.5%, 2/1/2011	50,000	52,250
Schuler Homes, Inc.:
9.375%, 7/15/2009	95,000	107,350
10.5%, 7/15/2011	50,000	57,500
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011	110,000	120,725
Six Flags, Inc., 8.875%, 2/1/2010	50,000	48,000
Sonic Automotive, Inc., 11.0%, 8/1/2008	50,000	53,000
Starwood Hotels, 7.875%, 5/1/2012	50,000	54,750
Time Warner, Inc.:
7.75%, 6/15/2005	500,000	548,984
8.11%, 8/15/2006	705,000	810,530
Transwestern Publishing, Series F, 9.625%, 11/15/2007	50,000	52,125
Unisys Corp., 6.875%, 3/15/2010	50,000	52,000
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	50,000	50,313
Worldspan LP/ WS Finance Corp., 9.625%, 6/15/2011	50,000	51,500
		9,716,625
Consumer Staples 0.1%
Agrilink Foods, Inc., 11.875%, 11/1/2008	50,000	53,875
Elizabeth Arden, Inc., Series B, 11.75%, 2/1/2011	50,000	55,750
Stater Brothers Holdings, Inc., 10.75%, 8/15/2006	50,000	52,625
		162,250
Energy 1.4%
Avista Corp., 9.75%, 6/1/2008	170,000	197,200
Citgo Petroleum Corp., 11.375%, 2/1/2011	115,000	128,225
Devon Energy Corp., 7.95%, 4/15/2032	710,000	913,899
Devon Financing Corp., 7.875%, 9/30/2031	190,000	241,264
Houston Exploration Co., 7.0%, 6/15/2013	50,000	51,625
National Fuel Gas Co., 5.25%, 3/1/2013	630,000	655,283
Panhandle Eastern Pipe Line, 7.95%, 3/15/2023	50,000	51,750
Parker Drilling Co., Series B, 10.125%, 11/15/2009	50,000	54,000
Pioneer Natural Resources Co., 6.5%, 1/15/2008	265,000	288,617
Southern Natural Gas, 8.875%, 3/15/2010	50,000	54,500
Stone Energy Corp., 8.75%, 9/15/2007	50,000	51,875
Trico Marine Services, 8.875%, 5/15/2012	50,000	43,000
Westar Energy, Inc., 7.875%, 5/1/2007	55,000	61,463
Westport Resources Corp., 8.25%, 11/1/2011	115,000	125,925
Williams Cos., Inc., 8.625%, 6/1/2010	50,000	52,250
		2,970,876
Financials 8.3%
Ahold Finance USA, Inc., 6.25%, 5/1/2009	60,000	55,950
American General:
7.57%, 12/1/2045	370,000	473,828
8.125%, 3/15/2046	675,000	912,697
Americredit Corp., 9.875%, 4/15/2006	50,000	49,000
Arch Western Finance, 6.75%, 7/1/2013	50,000	51,250
ASIF Global Finance, 4.9%, 1/17/2013	1,960,000	2,041,028
CBRE Escrow, Inc., 9.75%, 5/15/2010	50,000	52,563
Citigroup, Inc., 6.875%, 2/15/2098	1,220,000	1,462,518
Enterprise Rent-A-Car USA Finance Co., 7.35%, 6/15/2008	1,600,000	1,872,462
Farmers Exchange Capital, 7.05%, 7/15/2028	50,000	44,939
Ford Motor Credit Co.:
6.875%, 2/1/2006	520,000	551,512
7.5%, 3/15/2005	980,000	1,041,415
General Electric Capital Corp., 5.45%, 1/15/2013	860,000	931,502
HSBC Holdings, Inc., 5.25%, 12/12/2012	1,090,000	1,162,505
LaBranche & Co., Inc., 12.0%, 3/2/2007	85,000	96,900
LNR Property Corp., 7.625%, 7/15/2013	50,000	50,572
New York Life Insurance Co., 5.875%, 5/15/2033	850,000	892,061
Ohio National Life Insurance, 8.5%, 5/15/2026	230,000	282,220
PEI Holdings, Inc., 11.0%, 3/15/2010	50,000	55,125
PNC Funding Corp., 5.75%, 8/1/2006	1,210,000	1,335,047
Prudential Financial, Inc., 4.5%, 7/15/2013	1,550,000	1,547,381
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	50,000	58,250
Thornburg Mortgage, Inc., 8.0%, 5/15/2013	60,000	61,200
Verizon Global Funding Corp., 7.25%, 12/1/2010	2,050,000	2,461,917
Wachovia Corp., 7.5%, 7/15/2006	210,000	242,997
		17,786,839
Health Care 0.1%
AmerisourceBergen Corp., 7.25%, 11/15/2012	75,000	81,375
Tenet Healthcare Corp.:
6.375%, 12/1/2011	50,000	46,250
7.375%, 12/1/2013	85,000	82,025
		209,650
Industrials 3.1%
Allied Waste North America, Inc.:
7.875%, 4/15/2013	50,000	52,313
Series B, 8.5%, 12/1/2008	65,000	69,875
Series B, 10.0%, 8/1/2009	120,000	127,500
America West Airlines, Inc., Series 99-1, 7.93%, 1/2/2019	536,477	568,902
AutoNation, Inc., 9.0%, 8/1/2008	80,000	88,800
Avondale Mills, Inc., 10.25%, 7/1/2013	50,000	50,000
Corrections Corp. of America, 9.875%, 5/1/2009	50,000	55,813
CP Ships Ltd., 10.375%, 7/15/2012	50,000	55,813
Dana Corp.:
7.0%, 3/1/2029	50,000	43,563
10.125%, 3/15/2010	50,000	55,125
Day International Group, Inc., 11.125%, 6/1/2005	50,000	50,500
Flextronics International Ltd., 6.5%, 5/15/2013	70,000	67,375
Golden State Petroleum Transportation, 8.04%, 2/1/2019	50,000	48,127
Hercules, Inc., 11.125%, 11/15/2007	115,000	133,975
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011	55,000	62,150
Kansas City Southern, 7.5%, 6/15/2009	80,000	82,900
Millennium America, Inc.:
7.0%, 11/15/2006	155,000	156,550
9.25%, 6/15/2008	60,000	64,500
Mobile Mini, Inc., 9.5%, 7/1/2013	50,000	51,750
Northwest Airlines Corp., Series 02-1, 6.264%, 11/20/2021	1,300,000	1,372,371
Raytheon Co., 8.2%, 3/1/2006	990,000	1,142,221
Systems 2001 Asset Trust LLC "G", Series 2001, 6.664%, 9/15/2013	2,035,713	2,291,767
Xerox Corp., 9.75%, 1/15/2009	50,000	56,242
		6,748,132
Materials 0.6%
Abitibi-Consolidated Finance, 7.875%, 8/1/2009	50,000	55,500
ARCO Chemical Co.:
9.8%, 2/1/2020	50,000	44,000
10.25%, 11/1/2010	50,000	48,000
Caraustar Industries, Inc., 9.875%, 4/1/2011	55,000	58,575
Cascades, Inc., 7.25%, 2/15/2013	60,000	63,150
Dow Chemical Co., 7.0%, 8/15/2005	150,000	163,865
Equistar Chemicals LP, 8.75%, 2/15/2009	260,000	252,200
Georgia-Pacific Corp.:
7.7%, 6/15/2015	85,000	81,813
8.875%, 5/15/2031	165,000	161,700
9.375%, 2/1/2013	50,000	55,125
Owens-Brockway Glass Container, 8.25%, 5/15/2013	50,000	52,250
Texas Industries, Inc., 10.25%, 6/15/2011	50,000	52,250
Toll Corp., 8.25%, 2/1/2011	50,000	55,750
Weyerhaeuser Co., 7.375%, 3/15/2032	235,000	270,137
		1,414,315
Telecommunication Services 0.5%
DirecTV Holdings, 8.375%, 3/15/2013	50,000	55,750
Nextel Communications, Inc., 9.5%, 2/1/2011	85,000	94,138
Qwest Services Corp., 5.625%, 11/15/2008	145,000	139,200
Shaw Communications, Inc., 8.25%, 4/11/2010	50,000	55,625
Sprint Capital Corp., 8.375%, 3/15/2012	50,000	59,866
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 5/15/2006	560,000	619,458
		1,024,037
Utilities 4.4%
AEP Texas Central Co., 5.5%, 2/15/2013	825,000	880,155
Alabama Power Co., 7.125%, 8/15/2004	1,000,000	1,064,275
Cincinnati Gas & Electric Co., Series A, 5.4%, 6/15/2033	790,000	759,451
CMS Energy Corp.:
7.5%, 1/15/2009	80,000	79,100
8.5%, 4/15/2011	75,000	78,281
Consumers Energy Co., 4.0%, 5/15/2010	980,000	976,849
El Paso Production Holding Corp., 7.75%, 6/1/2013	50,000	49,875
Pacificorp., 6.9%, 11/15/2011	1,200,000	1,418,950
PG&E Corp., 6.875%, 7/15/2008	50,000	51,875
Progress Energy, Inc., 6.75%, 3/1/2006	2,400,000	2,667,281
Reliant Resources, Inc., 9.25%, 7/15/2010	50,000	50,532
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010	70,000	70,000
Western Resources, Inc., 9.75%, 5/1/2007	60,000	67,200
Xcel Energy, Inc., 7.0%, 12/1/2010	1,040,000	1,189,406
		9,403,230
Total Corporate Bonds (Cost $46,658,364)		49,435,954

Convertible Bonds 0.1%
Nortel Networks Corp., 4.25%, 9/1/2008	50,000	42,250
Parker Drilling Co., 5.5%, 8/1/2004	60,000	60,000
Total Convertible Bonds (Cost $100,998)		102,250

Asset Backed 12.4%
Automobile Receivables 5.0%
AmeriCredit Automobile Receivables Trust "A4", Series 2001-C, 5.01%, 7/14/2008	1,605,000	1,681,345
Household Automotive Trust "A4A", Series 2002-3, 3.44%, 5/18/2009	1,190,000	1,226,740
MMCA Automobile Trust:
"A4", Series 2002-3, 3.57%, 8/17/2009	1,455,000	1,481,849
"A4", Series 2002-2, 4.3%, 3/15/2010	1,945,000	1,977,661
"B", Series 2002-1, 5.37%, 1/15/2010	1,421,398	1,440,665
WFS Financial Owner Trust:
"A4", Series 2002-3, 3.5%, 2/20/2010	1,430,000	1,488,991
"A4", Series 2002-2, 4.5%, 2/20/2010	1,360,000	1,430,491
		10,727,742
Credit Card Receivables 0.2%
MBNA Master Credit Card Trust USA "A", Series 1999-B, 5.9%, 8/15/2011	400,000	458,885
Home Equity Loans 1.3%
Oakwood Mortgage Investors, Inc. "A2", Series 2002-B, 5.19%, 9/15/2019	800,000	792,508
Residential Asset Securities Corp. "AI6", Series 2000-KS1, 7.905%, 2/25/2031	1,831,389	1,984,690
		2,777,198
Manufactured Housing Receivables 0.5%
Green Tree Financial Corp. "A5", Series 1996-5, 7.05%, 1/15/2019	900,000	948,314
Miscellaneous 5.4%
Aircraft Certificate Owner Trust "E", Series 2003-1A, 6.951%, 9/20/2022	2,460,000	2,607,379
Detroit Edison Securitization Funding LLC "A6", Series 2001-1, 6.62%, 3/1/2016	1,340,000	1,596,423
Federal Home Loan Mortgage Corp. "3A", Series T-41, 7.5%, 7/25/2032	523,307	583,651
PECO Energy Transition Trust "A1", Series 2001-A, 6.52%, 12/31/2010	1,760,000	2,082,527
PSE&G Transition Funding LLC:
"A7", Series 2001-1, 6.75%, 6/15/2016	2,300,000	2,759,235
"A8", Series 2001-1, 6.89%, 12/15/2017	1,610,000	1,959,436
		11,588,651
Total Asset Backed (Cost $25,163,870)		26,500,790

Foreign Bonds - US$ Denominated 4.4%
Bluewater Finance Ltd., 10.25%, 2/15/2012	50,000	49,500
British Sky Broadcasting PLC:
6.875%, 2/23/2009	80,000	90,400
8.2%, 7/15/2009	55,000	65,175
Euramax International PLC, 11.25%, 10/1/2006	50,000	51,500
Fage Dairy Industry SA, 9.0%, 2/1/2007	50,000	49,500
Federative Republic of Brazil, 8.0%, 4/15/2014	73,885	65,203
France Telecom:
8.7%, 3/1/2006	490,000	558,929
9.25%, 3/1/2011	535,000	673,332
Grupo Elektra SA de CV, 12.0%, 4/1/2008	50,000	50,250
Ing Bank NV, 5.125%, 5/1/2015	340,000	356,003
Inversiones CMPC SA, 4.875%, 6/18/2013	1,560,000	1,541,204
Luscar Coal Ltd., 9.75%, 10/15/2011	50,000	57,125
Norske Skog Canada, 8.625%, 6/15/2011	50,000	52,250
OAO Gazprom, 9.625%, 3/1/2013	50,000	55,125
QBE Insurance Group Ltd., 5.647%, 7/1/2023	1,040,000	1,010,418
Royal Caribbean Cruises Ltd., 7.25%, 3/15/2018	50,000	45,125
Sappi Papier Holding AG, 7.5%, 6/15/2032	1,540,000	1,810,735
Stena AB, 9.625%, 12/1/2012	50,000	54,938
Telus Corp., 8.0%, 6/1/2011	100,000	115,500
Tembec Industries, Inc.:
8.5%, 2/1/2011	55,000	54,450
8.625%, 6/30/2009	50,000	49,375
TFM SA de CV:
11.75%, 6/15/2009	100,000	102,000
12.5%, 6/15/2012	50,000	54,000
Tyco International Group SA:
5.8%, 8/1/2006	1,075,000	1,109,938
6.125%, 11/1/2008	110,000	114,950
6.125%, 1/15/2009	115,000	119,600
6.375%, 2/15/2006	500,000	521,250
6.375%, 10/15/2011	60,000	63,300
Ukraine Government, 7.65%, 6/11/2013	50,000	49,750
United Mexican States, 6.375%, 1/16/2013	260,000	275,600
Vicap SA, 11.375%, 5/15/2007	55,000	49,500
Vivendi Universal SA, 9.25%, 4/15/2010	100,000	113,750
Total Foreign Bonds - US$ Denominated (Cost $9,202,245)		9,429,675

US Treasury Obligations 20.0%
US Treasury Bond:
5.375%, 2/15/2031	50,000	56,303
6.0%, 2/15/2026	4,898,000	5,854,834
10.75%, 8/15/2005	65,000	77,764
US Treasury Note:
1.625%, 4/30/2005	15,274,000	15,374,228
2.125%, 10/31/2004	15,078,000	15,278,839
6.125%, 8/15/2007	4,935,000	5,708,601
US Treasury STRIPS:
Principal only, 3.88%*, 5/15/2013	30,000	20,529
Principal only, 5.12%*, 8/15/2026	1,755,000	552,688
Total US Treasury Obligations (Cost $42,921,901)		42,923,786

US Government Agency Pass-Thrus 12.6%
Federal Home Loan Mortgage Corp., 5.0%, 7/1/2033 (c)	960,000	975,300
Federal National Mortgage Association:
4.5%, 7/1/2018 (d)	3,710,000	3,784,200
5.0%, with various maturities to 7/1/2033 (d)	4,335,000	4,421,433
5.4%, 11/1/2008	2,140,000	2,365,782
5.5%, with various maturities to 7/1/2033 (d)	5,645,971	5,853,812
6.0%, 11/1/2017	1,100,338	1,150,498
6.31%, 6/1/2008	1,700,000	1,931,406
6.5%, 8/1/2032	4,381,263	4,584,062
6.715%, 12/1/2007	1,555,326	1,774,546
8.0%, 9/1/2015	167,022	179,251
Total US Government Agency Pass-Thrus (Cost $26,565,334)		27,020,290

Collateralized Mortgage Obligations 18.5%
Bank of America Mortgage Securities, Series 2002-6, 6.0%, 7/25/2032	115,637	115,710
Chase Commerical Mortgage Securities Corp., Series 1996-2, 6.9%, 11/19/2028	899,620	995,385
Federal Home Loan Mortgage Corp.:
"1A2B", Series T-48, 4.688%, 7/25/2022	740,000	771,001
"OC", Series 2381, 5.5%, 9/15/2011	1,110,000	1,119,768
"DB", Series 2483, 5.5%, 9/15/2012	1,500,000	1,512,750
"GD", Series 2497, 5.5%, 7/15/2014	1,240,000	1,282,023
"PN", Series 2392, 5.5%, 11/15/2016	730,000	772,245
"CH", Series 2390, 5.5%, 12/15/2016	200,000	211,755
"PB", Series 2477, 5.5%, 8/15/2032	700,000	710,668
"D", Series 2281, 6.0%, 3/15/2027	486,783	488,444
"GA", Series 2366, 6.0%, 3/15/2029	2,509,363	2,534,143
"GA", Series 2450, 6.25%, 10/15/2022	826,294	836,728
Federal National Mortgage Association:
"A2", Series 2003-63, 2.34%, 7/25/2044	310,000	308,450
"JT", Series 2003-6, 4.5%, 2/1/2033	1,720,000	1,746,411
"PU", Series 2003-33, 4.5%, 5/25/2033	1,596,015	1,643,383
"A2", Series 2002-W10, 4.7%, 8/25/2042	395,000	410,554
"A2", Series 2002-W9, 4.7%, 8/25/2042	395,000	408,319
"A2", Series 2002-60, 4.75%, 2/25/2044	500,000	519,444
"OG", Series 2001-69, 5.5%, 12/25/2016	750,000	788,915
"PG", Series 2002-3, 5.5%, 2/25/2017	500,000	527,170
"QC", Series 2002-11, 5.5%, 3/15/2017	290,000	306,714
"A2", Series 2002-W3, 5.5%, 10/25/2021	1,879,000	1,932,683
"PM", Series 2002-21, 5.5%, 11/25/2022	249,283	249,163
"LN", Series 2001-56, 5.75%, 7/25/2026	627,567	627,554
"QN", Series 2001-51, 6.0%, 10/25/2016	1,360,000	1,452,242
"VD", Series 2002-56, 6.0%, 4/25/2020	345,000	358,208
"A", Series 2001-66, 6.0%, 6/25/2029	1,347,835	1,361,360
"B", Series 1999-32, 6.0%, 7/25/2029	550,000	570,687
"AN", Series 2000-27, 6.0%, 8/25/2030	375,000	385,358
"ZQ", Series G92-9, 7.0%, 12/25/2021	783,198	819,202
"A2", Series 2002-T4, 7.0%, 12/25/2041	2,275,253	2,480,738
"A5", Series 2002-W4, 7.5%, 5/25/2042	513,336	572,852
"2A", Series 2002-W6, 7.5%, 6/25/2042	1,575,352	1,757,996
"1A3", Series 2003-W3, 7.5%, 8/25/2042	730,100	814,746
Government National Mortgage Association, Series 2002-5, 6.0%, 8/16/2026	1,939,146	1,986,014
Master Asset Securitization Trust, Series 2003-6, 5.5%, 7/25/2033	1,935,000	1,971,281
Residential Asset Securitization Trust, Series 2000-A3, 8.0%, 5/25/2030	845,776	861,710
Structured Asset Securities Corp., Series 2003-1, 6.0%, 2/25/2018	63,742	65,785
Wells Fargo Mortgage Backed Securities Trust:
"1A1", Series 2003-6, 5.0%, 6/25/2018	1,898,353	1,982,915
"1A3", Series 2002-18, 6.0%, 12/25/2032	1,501,508	1,530,832
Total Collateralized Mortgage Obligations (Cost $39,591,437)		39,791,306

Municipal Investments 3.1%
Illinois, State GO, General Obligation, 4.95%, 6/1/2023	1,260,000	1,256,900
Maryland, Airport Revenue, Transportation Authority Limited Obligation Revenue, 6.65%, 7/1/2032 (e)	1,360,000	1,598,925
Trenton, NJ, Core City GO, School District General Obligation Revenue, 4.7%, 4/1/2013 (e)	745,000	764,184
Union County, NJ, Student Loans Revenue, Improvement Authority Revenue, 5.29%, 4/1/2018 (e)	940,000	992,302
Virgin Islands, Port Authority Revenue, Port Authority, Marine Revenue, Series B, 5.08%, 9/1/2013 (e)	1,420,000	1,513,152
Washington, Industrial Development Revenue, Economic Development Financial Authority, CSC Tacoma LLC, Project, Series A, 3.8%, 10/1/2011 (e)	550,000	547,855
Total Municipal Investments (Cost $6,277,520)		6,673,318

	Shares	Value ($)

Convertible Preferred Stocks 0.0%
Hercules Trust II (Cost $29,500)	50	31,967

Cash Equivalents 5.9%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $12,694,124)	12,694,124	12,694,124
Total Investment Portfolio - 100.0% (Cost $209,205,293) (a)		214,603,460

* Bond equivalent yield to maturity; not a coupon rate.
(a) The cost for federal income tax purposes was $209,222,883. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $5,380,577. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,975,534 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $594,957.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) When-issued or forward delivery securities included.
(d) Mortgage dollar rolls included.
(e) Bond is insured by one of these companies
FGIC	Financial Guaranty Insurance Company
FSA	Financial Housing Administration
MBIA	Municipal Bond Investors Assurance

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

Purchases and sales of investment securities (excluding US Treasury obligations, short-term investments and mortgage dollar roll transactions), for the six months ended June 30, 2003, aggregated $147,571,630 and $116,927,205, respectively. Purchases and sales of US Treasury obligations aggregated $138,757,200 and $130,902,214, respectively. Purchases and sales of mortgage dollar roll transactions aggregated $23,597,814 and $23,672,711, respectively.

At December 31, 2002, the Bond Portfolio had a net tax basis capital loss carryforward of approximately $5,987,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2008 ($3,776,000) and December 31, 2010 ($2,211,000), the respective expiration dates, whichever occurs first.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Bond Portfolio

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $196,511,169)	$ 201,909,336
Investment in Scudder Cash Management QP Trust (cost $12,694,124)	12,694,124
Receivable for investments sold	6,615,011
Dividends receivable	813
Interest receivable	1,603,560
Receivable for Portfolio shares sold	202,842
Other assets	1,745
Total assets	223,027,431
Liabilities
Payable for investments purchased	12,638,188
Payable for when-issued or forward delivery securities	976,173
Payable for investments purchased - mortgage dollar rolls	5,620,420
Payable for Portfolio shares redeemed	11,367,497
Deferred mortgage dollar roll income	8,396
Accrued management fee	78,614
Other accrued expenses and payables	23,928
Total liabilities	30,713,216
Net assets, at value	$ 192,314,215
Net Assets
Net assets consist of: Undistributed net investment income	3,604,453
Net unrealized appreciation (depreciation) on investments	5,398,167
Accumulated net realized gain (loss)	(2,155,849)
Paid-in capital	185,467,444
Net assets, at value	$ 192,314,215
Net Asset Value, offering and redemption price per share ($192,314,215 / 27,475,586 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 7.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Interest	$ 4,202,062
Interest - Scudder Cash Management QP Trust	84,724
Dividends	813
Total income	4,287,599
Expenses: Management fee	436,849
Custodian fees	7,292
Accounting fees	36,542
Auditing	10,489
Legal	6,064
Trustees' fees and expenses	4,001
Reports to shareholders	10,610
Other	8,890
Total expenses, before expense reductions	520,737
Expense reductions	(363)
Total expenses, after expense reductions	520,374
Net investment income	3,767,225
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	3,861,437
Foreign currency related transactions	11
3,861,448
Net unrealized appreciation (depreciation) during the period on investments	852,183
Net gain (loss) on investment transactions	4,713,631
Net increase (decrease) in net assets resulting from operations	$ 8,480,856

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income	$ 3,767,225	$ 8,002,676
Net realized gain (loss) on investment transactions	3,861,448	(2,044,288)
Net unrealized appreciation (depreciation) on investment transactions during the period	852,183	5,498,492
Net increase (decrease) in net assets resulting from operations	8,480,856	11,456,880
Distributions to shareholders from: Net investment income	(7,871,334)	(8,568,166)
Portfolio share transactions: Proceeds from shares sold	50,648,210	71,186,525
Reinvestment of distributions	7,871,334	8,568,166
Cost of shares redeemed	(31,870,450)	(99,449,677)
Net increase (decrease) in net assets from Portfolio share transactions	26,649,094	(19,694,986)
Increase (decrease) in net assets	27,258,616	(16,806,272)
Net assets at beginning of period	165,055,599	181,861,871
Net assets at end of period (including undistributed net investment income of $3,604,453 and $7,708,562, respectively)	$ 192,314,215	$ 165,055,599
Other Information
Shares outstanding at beginning of period	23,649,490	26,384,756
Shares sold	7,223,187	10,461,567
Shares issued to shareholders in reinvestment of distributions	1,150,780	1,310,117
Shares redeemed	(4,547,871)	(14,506,950)
Net increase (decrease) in Portfolio shares	3,826,096	(2,735,266)
Shares outstanding at end of period	27,475,586	23,649,490

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Bond Portfolio

Years Ended December 31,	2003[a]	2002	2001[b]	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 6.98	$ 6.89	$ 6.78	$ 6.49	$ 6.88	$ 6.87
Income (loss) from investment operations: Net investment income[c]	.14	.34	.38	.42	.42	.43
Net realized and unrealized gain (loss) on investment transactions	.17	.17	.00[d]	.23	(.48)	.01
Total from investment operations	.31	.51	.38	.65	(.06)	.44
Less distributions from: Net investment income	(.29)	(.42)	(.27)	(.36)	(.22)	(.40)
Net realized gains on investment transactions	-	-	-	-	(.11)	(.03)
Total distributions	(.29)	(.42)	(.27)	(.36)	(.33)	(.43)
Net asset value, end of period	$ 7.00	$ 6.98	$ 6.89	$ 6.78	$ 6.49	$ 6.88
Total Return (%)	4.47**	7.66	5.75	10.56	(.95)	6.57
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	192	165	182	102	94	106
Ratio of expenses before expense reductions (%)	.57*	.55	.58[e]	.58	.57	.57
Ratio of expenses after expense reductions (%)	.57*	.55	.57[e]	.58	.57	.57
Ratio of net investment income (%)	4.10*	5.03	5.47	6.55	6.38	6.34
Portfolio turnover rate (%)	274f*	262[f]	169[f]	288	86	115

a For the six months ended June 30, 2003 (Unaudited).
b As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $.02, increase net realized and unrealized gains and losses per share by $.02, and decrease the ratio of net investment income to average net assets from 5.74% to 5.47%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
c Based on average shares outstanding during the period.
d The amount of net realized and unrealized gain shown for a share outstanding for the year ended December 31, 2001 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.
e The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .57% and ..57%, respectively.
f The portfolio turnover rate including mortgage dollar roll transactions was 300%, 276% and 193% for the six months ended June 30, 2003 and the years ended December 31, 2002 and December 31, 2001, respectively.
* Annualized
** Not annualized

Management Summary June 30, 2003

Balanced Portfolio

For the first several months of the year, US investment markets faced apprehension over the war in Iraq and uncertainty about fiscal stimulus from Congress. However, the resolution of both of these issues, combined with continued low interest rates, contributed to positive performance for the stock market for the six-month period. Bonds also continued their advance with lower-quality corporate bonds outperforming higher-quality Treasuries. Both the stock and bond portions of the portfolio gained in the period, with the portfolio returning 9.07%. The portfolio's benchmarks were varied, with the Standard and Poor's (S&P) 500 index returning 11.76%, the Russell 1000 Growth Index gaining 13.09% and the Lehman Brothers Aggregate Bond Index climbing 3.93%.

The stock portfolio benefited from strong returns in its biotechnology and information technology stocks. As consumer confidence improved, overweight in consumer discretionary stocks added to returns. An underweight position in consumer staples helped relative performance as this area lagged the overall market. The stock portfolio was held back by its energy overweight. This defensive sector lagged the market due to crude oil and natural gas price concerns; specifically the impact of Iraqi crude oil returning to world markets and aggressive gas storage injections. While we're disappointed with this short-term performance in energy, we like the portfolio's energy position and believe it will perform well going forward. We don't own any utility stocks because they don't reconcile well with our growth investment discipline. Our lack of such holdings hurt this period, as utility stocks posted some of the market's strongest returns.

The income managers continued to trim Treasuries in favor of corporate bonds and mortgages. As of June 30, 2003, the portfolio's allocation was at about 60% stocks and 40% bonds. This represents a neutral posture and reflects our belief that the US economy and stock market are on the road to a gradual recovery.

Julie M. Van Cleave
Jack A. Zehner
Thomas J. Schmid
Portfolio Managers - Equity portion of the Portfolio

J. Christopher Gagnier
Gary W. Bartlett
Janet Campagna
Andrew P. Cestone
Daniel R. Taylor
Thomas Flaherty
Warren S. Davis
Timothy C. Vile
Portfolio Managers - Fixed Income portion of the Portfolio

Brett Diment
Consultant

The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Lehman Brothers Aggregate Bond Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

The Russell 1000 Growth Index is an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted-growth values.

Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio as of June 30, 2003 (Unaudited)

Balanced Portfolio

	Shares	Value ($)

Common Stocks 59.6%
Consumer Discretionary 10.8%
Automobiles 0.8%
Harley-Davidson, Inc.	26,000	1,036,360
Hotel Restaurants & Leisure 1.3%
International Game Technology*	11,300	1,156,329
YUM! Brands, Inc.*	22,400	662,144
		1,818,473
Household Durables 0.5%
Newell Rubbermaid, Inc.	25,400	711,200
Media 2.9%
Comcast Corp. "A"*	35,200	1,014,816
McGraw-Hill, Inc.	13,800	855,600
Omnicom Group, Inc.	16,100	1,154,370
Viacom, Inc. "B"*	23,270	1,015,968
		4,040,754
Multiline Retail 3.8%
Kohl's Corp.*	17,100	878,598
Target Corp.	50,200	1,899,568
Wal-Mart Stores, Inc.	44,700	2,399,049
		5,177,215
Specialty Retail 1.5%
Home Depot, Inc.	36,000	1,192,320
Staples, Inc.*	20,000	367,000
TJX Companies, Inc.	25,800	486,072
		2,045,392
Consumer Staples 5.3%
Beverages 1.9%
PepsiCo, Inc.	38,660	1,720,370
The Coca-Cola Co.	18,000	835,380
		2,555,750
Food & Drug Retailing 0.6%
Walgreen Co.	27,800	836,780
Household Products 2.8%
Colgate-Palmolive Co.	38,000	2,202,100
Procter & Gamble Co.	18,950	1,689,961
		3,892,061
Energy 5.1%
Energy Equipment & Services 2.7%
Baker Hughes, Inc.	25,200	845,964
Nabors Industries Ltd.*	38,600	1,526,630
Noble Corp.*	11,300	387,590
Schlumberger Ltd.	20,200	960,914
		3,721,098
Oil & Gas 2.4%
Anadarko Petroleum Corp.	21,400	951,658
Burlington Resources, Inc.	15,300	827,271
ChevronTexaco Corp.	8,500	613,700
ConocoPhillips	16,300	893,240
		3,285,869
	Shares	Value ($)

Financials 6.5%
Banks 0.8%
Bank of America Corp.	14,600	1,153,838
Diversified Financials 4.2%
American Express Co.	35,600	1,488,436
Citigroup, Inc.	38,933	1,666,332
Fannie Mae	17,700	1,193,688
Morgan Stanley	19,600	837,900
State Street Corp.	14,300	563,420
		5,749,776
Insurance 1.5%
American International Group, Inc.	18,610	1,026,900
Marsh & McLennan Companies, Inc.	19,300	985,651
		2,012,551
Health Care 13.1%
Biotechnology 2.1%
Genentech, Inc.*	25,200	1,817,424
Gilead Sciences, Inc.*	18,600	1,033,788
		2,851,212
Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	31,300	813,800
Medtronic, Inc.	34,300	1,645,371
Zimmer Holdings, Inc.*	14,700	662,228
		3,121,399
Health Care Providers & Services 1.0%
UnitedHealth Group, Inc.	26,400	1,326,600
Pharmaceuticals 7.7%
Abbott Laboratories	46,400	2,030,464
Eli Lilly & Co.	26,900	1,855,293
Johnson & Johnson	51,316	2,653,037
Merck & Co., Inc.	17,100	1,035,405
Pfizer, Inc.	90,450	3,088,868
		10,663,067
Industrials 4.9%
Aerospace & Defense 1.3%
United Technologies Corp.	24,100	1,707,003
Air Freight & Logistics 0.6%
FedEx Corp.	12,800	793,984
Commercial Services & Supplies 0.6%
Fiserv, Inc.*	24,900	886,689
Industrial Conglomerates 2.4%
3M Co.	4,900	632,002
General Electric Co.	93,900	2,693,052
		3,325,054
Information Technology 12.4%
Communications Equipment 1.3%
Cisco Systems, Inc.*	109,000	1,819,210
Computers & Peripherals 2.7%
EMC Corp.*	116,300	1,217,661
International Business Machines Corp.	29,800	2,458,500
		3,676,161
	Shares	Value ($)

Semiconductor Equipment & Products 4.3%
Applied Materials, Inc.*	90,900	1,441,674
Intel Corp.	114,000	2,369,376
Linear Technology Corp.	30,800	992,068
Texas Instruments, Inc.	64,100	1,128,160
		5,931,278
Software 4.1%
Electronic Arts, Inc.*	10,700	791,693
Microsoft Corp.*	136,200	3,488,082
Oracle Corp.*	75,600	908,712
VERITAS Software Corp.*	17,800	510,326
		5,698,813
Materials 0.4%
Chemicals
Ecolab, Inc.	21,000	537,600
Telecommunication Services 1.1%
Diversified Telecommunication Services 0.7%
Verizon Communications, Inc.	25,100	990,195
Wireless Telecommunication Services 0.4%
AT&T Wireless Services, Inc.*	64,700	531,187
Total Common Stocks (Cost $76,792,306)		81,896,569

	Principal Amount ($)	Value ($)

Corporate Bonds 8.4%
Consumer Discretionary 1.2%
AOL Time Warner, Inc.:
5.625%, 5/1/2005	130,000	138,012
6.75%, 4/15/2011	105,000	119,546
Comcast Cable Communications:
6.375%, 1/30/2006	260,000	283,723
6.875%, 6/15/2009	40,000	46,245
Comcast Corp.:
5.5%, 3/15/2011	75,000	80,182
7.05%, 3/15/2033	145,000	161,044
General Motors Corp.:
8.25%, 7/15/2023	90,000	90,144
8.375%, 7/15/2033	240,000	235,464
Time Warner, Inc.:
7.75%, 6/15/2005	135,000	148,226
8.11%, 8/15/2006	190,000	218,441
		1,521,027
Energy 0.3%
Pedernales Electric Cooperative, Series 02-A, 6.202%, 11/15/2032	420,000	452,798
Financials 4.1%
American General:
7.57%, 12/1/2045	125,000	160,077
8.125%, 3/15/2046	230,000	310,993
ASIF Global Finance, 4.9%, 1/17/2013	400,000	416,536
Citigroup, Inc., 6.875%, 2/15/2098	540,000	647,344
ERP Operating LP, 6.63%, 4/13/2005	475,000	511,071
Ford Motor Credit Co., 6.875%, 2/1/2006	266,000	282,120
General Electric Capital Corp.:
5.45%, 1/15/2013	215,000	232,876
6.0%, 6/15/2012	30,000	33,863
General Motors Acceptance Corp., 4.5%, 7/15/2006	915,000	919,582
Household Finance Corp., 6.5%, 1/24/2006	370,000	410,383
Ohio National Financial Services, 6.35%, 4/1/2013	175,000	185,190
Pemex Project Funding Master Trust, 9.125%, 10/13/2010	300,000	363,000
PNC Funding Corp., 5.75%, 8/1/2006	300,000	331,004
Prudential Financial, Inc., 4.5%, 7/15/2013	410,000	409,307
Verizon Global Funding Corp., 7.25%, 12/1/2010	250,000	300,234
Wachovia Corp., 7.5%, 7/15/2006	50,000	57,856
		5,571,436
Industrials 0.3%
Raytheon Co., 8.2%, 3/1/2006	10,000	11,538
Systems 2001 Asset Trust LLC "G", Series 2001, 6.664%, 9/15/2013	374,153	421,214
		432,752
Materials 0.9%
Dow Chemical Co., 7.0%, 8/15/2005	350,000	382,351
Weyerhaeuser Co., 7.375%, 3/15/2032	780,000	896,626
		1,278,977
Telecommunication Services 0.1%
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 5/15/2006	185,000	204,642
Utilities 1.5%
AEP Texas North Co., 5.5%, 3/1/2013	100,000	106,707
Alabama Power Co., 7.125%, 8/15/2004	250,000	266,069
American Electric Power, 5.625%, 3/15/2010	230,000	245,833
Consumers Energy Co., 4.0%, 5/15/2010	270,000	269,132
Pacificorp., 6.9%, 11/15/2011	325,000	384,299
Progress Energy, Inc., 6.75%, 3/1/2006	500,000	555,684
Xcel Energy, Inc., 7.0%, 12/1/2010	245,000	280,197
		2,107,921
Total Corporate Bonds (Cost $10,936,325)		11,569,553

Asset Backed 6.2%
Automobile Receivables 2.6%
AmeriCredit Automobile Receivables Trust:
"A4", Series 2002-B, 4.46%, 4/12/2009	560,000	585,462
"A4", Series 2001-C, 5.01%, 7/14/2008	610,000	639,016
MMCA Automobile Trust:
"A4", Series 2002-3, 3.57%, 8/17/2009	650,000	661,994
"A4", Series 2002-2, 4.3%, 3/15/2010	520,000	528,732
WFS Financial Owner Trust:
"A4", Series 2002-3, 3.5%, 2/20/2010	580,000	603,927
"A4", Series 2002-2, 4.5%, 2/20/2010	620,000	652,135
		3,671,266
Home Equity Loans 0.7%
Advanta Mortgage Loan Trust "A6", Series 2000-2, 7.72%, 3/25/2015	400,000	448,246
Centex Home Equity "A6", Series 2000-B, 7.97%, 7/25/2031	495,000	547,019
		995,265
Industrials 0.4%
Aircraft Certificate Owner Trust, "D", Series 2003-1A 6.405%, 9/20/2022	510,000	538,132
Manufactured Housing Receivables 0.7%
Green Tree Financial Corp. "A5", Series 1996-5, 7.05%, 1/15/2019	265,000	279,226
Vanderbilt Acquisition Loan Trust "A2", Series 2002-1, 4.77%, 10/7/2018	630,000	653,379
		932,605
Miscellaneous 1.8%
Detroit Edison Securitization Funding LLC "A6", Series 2001-1, 6.62%, 3/1/2016	595,000	708,860
Federal Home Loan Mortgage Corp. "3A", Series T-41, 7.5%, 7/25/2032	238,566	266,076
PSE&G Transition Funding LLC:
"A7", Series 2001-1, 6.75%, 6/15/2016	1,050,000	1,259,651
"A8", Series 2001-1, 6.89%, 12/15/2017	175,000	212,982
		2,447,569
Total Asset Backed (Cost $8,117,952)		8,584,837

Foreign Bonds - US$ Denominated 1.6%
Celulosa Arauco y Constitucion SA, 7.75%, 9/13/2011	440,000	514,682
France Telecom:
8.7%, 3/1/2006	160,000	182,507
9.25%, 3/1/2011	390,000	490,840
Ing Bank NV, 5.125%, 5/1/2015	90,000	94,236
QBE Insurance Group Ltd., 5.647%, 7/1/2023	280,000	272,036
Tyco International Group SA:
5.8%, 8/1/2006	290,000	299,425
6.375%, 2/15/2006	240,000	250,200
United Mexican States, 6.375%, 1/16/2013	80,000	84,800
Total Foreign Bonds - US$ Denominated (Cost $2,146,299)		2,188,726

US Treasury Obligations 4.7%
US Treasury Bond, 6.0%, 2/15/2026	1,575,000	1,882,679
US Treasury Note:
1.625%, 4/30/2005	2,194,000	2,208,397
2.125%, 10/31/2004	1,025,000	1,038,653
5.0%, 8/15/2011	93,000	104,320
6.125%, 8/15/2007	856,000	990,185
US Treasury STRIPS, Principal Only, 5.12%**, 8/15/2026	632,000	199,031
Total US Treasury Obligations (Cost $6,177,195)		6,423,265

US Government Agency Pass-Thrus 4.1%
Federal Home Loan Mortgage Corp., 5.0%, 7/1/2033 (d)	260,000	264,144
Federal National Mortgage Association:
4.5%, 7/1/2018 (e)	540,000	550,800
5.0% with various maturities to 7/1/2033 (e)	1,626,655	1,670,185
5.5%, with various maturities to 7/1/2033	1,058,576	1,095,627
5.946%, 2/1/2012	820,442	934,791
6.0%, 11/1/2017	360,911	377,363
6.5%, 8/1/2032	253,397	264,251
6.715%, 12/1/2007	268,008	305,783
8.0%, 9/1/2015	130,909	140,494
Total US Government Agency Pass-Thrus (Cost $5,481,077)		5,603,438

Collateralized Mortgage Obligations 8.9%
Bank of America Mortgage Securities, Series 2002-6, 6.0%, 7/25/2032	39,192	39,217
CountryWide Home Loans, Series 2002-27, 5.5%, 12/25/2032	510,000	523,284
Federal Home Loan Mortgage Corp.:
"WM", Series 2391, 5.25%, 10/15/2019	405,467	405,450
"DB", Series 2483, 5.5%, 9/15/2012	490,000	494,165
"PL", Series 2459, 5.5%, 6/15/2030	205,953	207,899
"PB", Series 2321, 6.0%, 2/15/2026	50,243	50,196
"DA", Series 2444, 6.5%, 2/15/2030	91,793	92,971
"H", Series 2278, 6.5%, 1/15/2031	568,823	578,423
Federal National Mortgage Association:
"PU", Series 2003-33, 4.5%, 5/25/2033	421,035	433,530
"A2", Series 2002-W10, 4.7%, 8/25/2042	290,000	301,419
"A2", Series 2002-W9, 4.7%, 8/25/2042	290,000	299,779
"A2", Series 2002-60, 4.75%, 2/25/2044	340,000	353,222
"PE", Series 2002-3, 5.5%, 8/25/2015	940,000	977,988
"PM", Series 2002-21, 5.5%, 11/25/2022	84,773	84,732
"LN", Series 2001-56, 5.75%, 7/25/2026	196,611	196,607
"QN", Series 2001-51, 6.0%, 10/25/2016	620,000	662,052
"VD", Series 2002-56, 6.0%, 4/25/2020	115,000	119,403
"PY", Series 2002-31, 6.0%, 7/25/2014	900,000	906,284
"PD", Series 2002-31, 6.0%, 11/25/2021	1,300,000	1,379,902
"QE", Series 2001-64, 6.0%, 4/25/2027	360,000	366,582
"B", Series 1999-32, 6.0%, 7/25/2029	165,000	171,206
"AN", Series 2000-27, 6.0%, 8/25/2030	120,000	123,315
"A5", Series 2002-W4, 7.5%, 5/25/2042	233,335	260,387
"2A", Series 2002-W6, 7.5%, 6/25/2042	633,389	706,823
"3A2B", Series 2003-W10, 3.056%, 7/25/2037	260,000	262,478
Master Asset Securitization Trust, Series 2003-6, 5.5%, 7/25/2033	516,000	525,675
Residential Asset Securitization Trust, Series 2000-A3, 8.0%, 5/25/2030	289,429	294,882
Structured Asset Securities Corp., Series 2003-1, 6.0%, 2/25/2018	262,934	271,361
Wells Fargo Mortgage Backed Securities Trust:
"1A1", Series 2003-6, 5.0%, 6/25/2018	629,506	657,547
"2A2", Series 2002-4, 6.5%, 2/25/2032	478,427	478,829
Total Collateralized Mortgage Obligations (Cost $12,020,405)		12,225,608

Municipal Investments 1.7%
Brockton, MA, Core City GO, Economic Development, Series A, 6.45%, 5/1/2017 (c)	560,000	647,203
Charlotte-Meckelberg, NC, Hospital Authority Health Care System, ETM, 5.0%, 8/1/2015	510,000	536,102
Hoboken, NJ, Core City GO, Series B, 3.8%, 1/1/2008 (c)	435,000	450,516
Jersey City, NJ, Water & Sewer Revenue, Municipal Utilities Authority, Water Revenue, Series B, 4.91%, 5/15/2015 (c)	385,000	398,302
Yazoo County, MS, Sales & Special Tax Revenue, Series B, 4.3%, 9/1/2010 (c)	355,000	370,634
Total Municipal Investments (Cost $2,233,349)		2,402,757

	Shares	Value ($)

Cash Equivalents 4.8%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $6,543,000)	6,543,000	6,543,000
Total Investment Portfolio - 100.0% (Cost $130,447,908) (a)		137,437,753

* Non-income producing security.
** Bond equivalent yield to maturity; not a coupon rate.
(a) The cost for federal income tax purposes was $133,142,123. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $4,295,630. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,319,019 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,023,389.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Bond is insured by one of these Companies:
AMBAC	AMBAC Assurance Company
FGIC	Financial Guaranty Insurance Company
MBIA	Municipal Bond Investors Assurance

(d) When-issued or forward delivery securities included.
(e) Mortgage dollar rolls included.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used pay principal and interest on bonds so designated.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

Purchases and sales of investment securities (excluding US Treasury obligations, short-term investments and mortgage dollar roll transactions), for the six months ended June 30, 2003, aggregated $36,669,607 and $39,906,962, respectively. Purchases and sales of US Treasury obligations aggregated $24,602,518 and $27,722,406, respectively. Purchases and sales of mortgage dollar roll transactions aggregated $5,600,828 and $5,618,152, respectively.

At December 31, 2002, the Balanced Portfolio had a net tax basis capital loss carryforward of approximately $13,851,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009 ($13,346,000) and December 31, 2010 ($505,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2002 through December 31, 2002, the Portfolio incurred approximately $6,190,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ending December 31, 2003.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Balanced Portfolio

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $123,904,908)	$ 130,894,753
Investment in Scudder Cash Management QP Trust (cost $6,543,000)	6,543,000
Cash	10,000
Receivable for investments sold	2,668,636
Dividends receivable	45,481
Interest receivable	419,126
Receivable for Portfolio shares sold	7,990
Other assets	1,465
Total assets	140,590,451
Liabilities
Payable for investments purchased	3,644,298
Payable for when-issued or forward delivery securities	264,369
Payable for investments purchased - mortgage dollar rolls	820,900
Payable for Portfolio shares redeemed	127,522
Deferred mortgage dollar roll	1,170
Accrued management fee	50,514
Other accrued expenses and payables	21,972
Total liabilities	4,930,745
Net assets, at value	$ 135,659,706
Net Assets
Net assets consist of: Undistributed net investment income	1,193,898
Net unrealized appreciation (depreciation) on investments	6,989,845
Accumulated net realized gain (loss)	(25,635,596)
Paid-in capital	153,111,559
Net assets, at value	$ 135,659,706
Net Asset Value, offering and redemption price per share ($135,659,706 / 13,126,094 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 10.34

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends	$ 437,814
Interest	1,202,214
Interest - Scudder Cash Management QP Trust	27,819
Total Income	1,667,847
Expenses: Management fee	308,109
Custodian fees	8,400
Accounting fees	30,462
Auditing	11,190
Legal	5,838
Trustees' fees and expenses	2,313
Reports to shareholders	5,318
Other	6,933
Total expenses, before expense reductions	378,563
Expense reductions	(97)
Total expenses, after expense reductions	378,466
Net investment income	1,289,381
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(2,307,509)
Net unrealized appreciation (depreciation) during the period on investments	12,364,691
Net gain (loss) on investment transactions	10,057,182
Net increase (decrease) in net assets resulting from operations	$ 11,346,563

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income	$ 1,289,381	$ 3,290,511
Net realized gain (loss) on investment transactions	(2,307,509)	(8,603,212)
Net unrealized appreciation (depreciation) on investment transactions during the period	12,364,691	(19,865,256)
Net increase (decrease) in net assets resulting from operations	11,346,563	(25,177,957)
Distributions to shareholders from net investment income	(3,267,657)	(4,309,159)
Portfolio share transactions: Proceeds from shares sold	4,952,456	14,485,685
Reinvestment of distributions	3,267,657	4,309,159
Cost of shares redeemed	(11,027,288)	(31,496,501)
Net increase (decrease) in net assets from Portfolio share transactions	(2,807,175)	(12,701,657)
Increase (decrease) in net assets	5,271,731	(42,188,773)
Net assets at beginning of period	130,387,975	172,576,748
Net assets at end of period (including undistributed net investment income of $1,193,898 and $3,172,174, respectively)	$ 135,659,706	$ 130,387,975
Other Information
Shares outstanding at beginning of period	13,419,812	14,679,733
Shares sold	496,349	1,349,986
Shares issued to shareholders in reinvestment of distributions	328,078	394,973
Shares redeemed	(1,118,145)	(3,004,880)
Net increase (decrease) in Portfolio shares	(293,718)	(1,259,921)
Shares outstanding at end of period	13,126,094	13,419,812

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Balanced Portfolio

Years Ended December 31,	2003[a]	2002	2001[b]	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 9.72	$ 11.76	$ 13.39	$ 16.11	$ 15.21	$ 13.30
Income (loss) from investment operations: Net investment income[c]	.10	.23	.30	.34	.35	.37
Net realized and unrealized gain (loss) on investment transactions	.77	(1.97)	(1.07)	(.62)	1.85	2.56
Total from investment operations	.87	(1.74)	(.77)	(.28)	2.20	2.93
Less distributions from: Net investment income	(.25)	(.30)	(.34)	(.28)	(.18)	(.36)
Net realized gains on investment transactions	-	-	(.52)	(2.16)	(1.12)	(.66)
Total distributions	(.25)	(.30)	(.86)	(2.44)	(1.30)	(1.02)
Net asset value, end of period	$ 10.34	$ 9.72	$ 11.76	$ 13.39	$ 16.11	$ 15.21
Total Return (%)	9.07**	(15.07)	(6.06)	(2.02)	15.32	23.19
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	136	130	173	190	199	162
Ratio of expenses before expense reductions (%)	.58*	.56	.57[d]	.54	.55	.56
Ratio of expense after expense reductions (%)	.58*	.56	.56[d]	.54	.55	.56
Ratio of net investment income (%)	1.99*	2.19	2.46	2.41	2.36	2.71
Portfolio turnover rate (%)	96e*	141[d]	100[e]	127	98	74

a For the six months ended June 30, 2003 (Unaudited).
b As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gain (loss) per share by $.01, and decrease the ratio of net investment income to average net assets from 2.56% to 2.46%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
c Based on average shares outstanding during the period.
d The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were ..56% and .56%, respectively.
e The Portfolio turnover rate including mortgage dollar roll transactions was 105%, 146% and 104% for the six months ended June 30, 2003 and years ended December 31, 2002 and December 31, 2001, respectively.
* Annualized
** Not annualized

Management Summary June 30, 2003

Growth and Income Portfolio

After struggling for more than three years, the US stock market produced strong gains for the first six months of 2003. Stocks struggled in the first half, but then rallied after war with Iraq ended, corporate earnings improved and a federal economic stimulus package was signed into law.

After relatively strong first quarter performance, the portfolio lost ground to its S&P 500 benchmark in the second quarter and lagged it for the full six-month period, returning 10.78% (Class A shares) for the semiannual period, while the S&P 500 index gained 11.76%. Early in the period, it was helped by strong stock selection in health care and technology. These are exactly the areas that, while gaining ground, underperformed the benchmark in the second half of the period. Likewise, consumer discretionary stocks held back performance in the first quarter and added to performance in the second quarter.

We've experienced a reversal effect, in which the stocks that performed most poorly over the past several quarters rallied strongly in April and May. Additionally, many of the strongest performers within the S&P 500 were smaller capitalization stocks - which are too small to meet our criteria.

We're keeping the portfolio well diversified and we continue to employ a blend of valuation screens, fundamental research and rigorous risk analysis to find the stocks that are most likely to outperform over time. We've closely examined the portfolio and remain confident in our holdings. By taking profits in strong performers and eliminating a few defensive names, we believe the portfolio is positioned to take advantage of an improving economy.

Kathleen T. Millard
Lead Manager
Gregory S. Adams
Portfolio Manager
Andrew Brudenell
Portfolio Manager

The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio as of June 30, 2003 (Unaudited)

Growth and Income Portfolio

	Shares	Value ($)

Common Stocks 98.9%
Consumer Discretionary 14.4%
Hotel Restaurants & Leisure 0.6%
International Game Technology*	8,400	859,572
Internet & Catalog Retailing 1.0%
Amazon.com, Inc.*	43,800	1,598,262
Media 6.0%
AOL Time Warner, Inc.*	181,300	2,917,117
Comcast Corp. "A"*	51,000	1,470,330
Gannett Co., Inc.	12,200	937,082
McGraw-Hill, Inc.	18,200	1,128,400
Viacom, Inc. "B"*	61,800	2,698,188
		9,151,117
Multiline Retail 2.5%
Target Corp.	42,400	1,604,416
Wal-Mart Stores, Inc.	40,900	2,195,103
		3,799,519
Specialty Retail 4.3%
Home Depot, Inc.	41,500	1,374,480
InterActiveCorp.*	20,500	811,185
Staples, Inc.*	121,100	2,222,185
The Gap, Inc.	116,800	2,191,168
		6,599,018
Consumer Staples 6.9%
Beverages 3.5%
Anheuser-Busch Companies, Inc.	56,500	2,884,325
PepsiCo, Inc.	28,200	1,254,900
The Coca-Cola Co.	25,400	1,178,814
		5,318,039
Household Products 1.0%
Clorox Co.	34,100	1,454,365
Personal Products 2.4%
Avon Products, Inc.	59,100	3,676,020
Energy 5.6%
Oil & Gas
Anadarko Petroleum Corp.	26,900	1,196,243
ChevronTexaco Corp.	20,300	1,465,660
ExxonMobil Corp.	126,414	4,539,527
Total SA (ADR)	17,590	1,333,322
		8,534,752
Financials 18.9%
Banks 5.4%
Bank of America Corp.	64,400	5,089,532
Bank One Corp.	56,200	2,089,516
Comerica, Inc.	23,000	1,069,500
		8,248,548
Diversified Financials 8.9%
Citigroup, Inc.	135,600	5,803,680
Fannie Mae	27,500	1,854,600
Lehman Brothers Holdings, Inc.	26,600	1,768,368
Morgan Stanley	97,300	4,159,575
		13,586,223
Insurance 4.6%
Ambac Financial Group, Inc.	17,600	1,166,000
American International Group, Inc.	25,900	1,429,162
Hartford Financial Services Group, Inc.	20,100	1,012,236
Marsh & McLennan Companies, Inc.	39,100	1,996,837
MetLife, Inc.	48,300	1,367,856
		6,972,091
Health Care 16.2%
Biotechnology 2.4%
Amgen, Inc.*	54,900	3,620,106
Health Care Equipment & Supplies 2.6%
Biomet, Inc.*	51,850	1,486,021
Guidant Corp.	55,700	2,472,523
		3,958,544
Health Care Providers & Services 1.7%
Caremark Rx, Inc.*	58,300	1,497,144
Wellpoint Health Networks, Inc.*	13,700	1,154,910
		2,652,054
Pharmaceuticals 9.5%
Allergan, Inc.	15,600	1,202,760
Biovail Corp.*	18,500	870,610
Eli Lilly & Co.	22,800	1,572,516
Johnson & Johnson	78,600	4,063,620
Merck & Co., Inc.	25,300	1,531,915
Pfizer, Inc.	154,300	5,269,345
		14,510,766
Industrials 11.5%
Aerospace & Defense 3.4%
Honeywell International, Inc.	27,800	746,430
United Technologies Corp.	62,900	4,455,207
		5,201,637
Industrial Conglomerates 5.9%
3M Co.	30,300	3,908,094
General Electric Co.	175,500	5,033,340
		8,941,434
Machinery 2.2%
Deere & Co.	33,600	1,535,520
Parker-Hannifin Corp.	44,200	1,855,958
		3,391,478
Information Technology 17.9%
Communications Equipment 2.8%
Cisco Systems, Inc.*	169,300	2,825,617
Nokia Oyj (ADR)	90,300	1,483,629
		4,309,246
Computers & Peripherals 5.5%
Dell Computer Corp.*	55,700	1,780,172
EMC Corp.*	228,300	2,390,301
International Business Machines Corp.	30,400	2,508,000
Lexmark International, Inc.*	24,600	1,740,942
		8,419,415
Semiconductor Equipment & Products 3.3%
Altera Corp.*	74,100	1,215,240
Intel Corp.	57,500	1,195,080
Texas Instruments, Inc.	152,600	2,685,760
		5,096,080
Software 6.3%
Electronic Arts, Inc.*	19,900	1,472,401
Microsoft Corp.	212,600	5,444,686
Oracle Corp.*	219,400	2,637,188
		9,554,275
Materials 1.7%
Chemicals 0.9%
E.I. du Pont de Nemours & Co.	34,100	1,419,924
Paper & Forest Products 0.8%
International Paper Co.	34,600	1,236,258
Telecommunication Services 4.5%
Diversified Telecommunication Services 2.7%
ALLTEL Corp.	38,500	1,856,470
Verizon Communications, Inc.	56,272	2,219,930
		4,076,400
Wireless Telecommunication Services 1.8%
AT&T Wireless Services, Inc.*	335,400	2,753,634
Utilities 1.3%
Electric Utilities
FirstEnergy Corp.	24,800	953,560
FPL Group, Inc.	14,360	959,966
		1,913,526
Total Common Stocks (Cost $145,233,575)		150,852,303

Cash Equivalents 1.1%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $1,681,673)	1,681,673	1,681,673
Total Investment Portfolio - 100.0% (Cost $146,915,248) (a)		152,533,976

* Non-income producing security.
(a) The cost for federal income tax purposes was $149,063,064. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $3,470,912. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,555,824 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,084,912.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Purchases and sales of investment securities (excluding short-term investments), for the six months ended June 30, 2003, aggregated $28,426,568 and $31,116,889, respectively.

At December 31, 2002, the Growth and Income Portfolio had a net tax basis capital loss carryforward of approximately $34,898,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009 ($12,650,000) and December 31, 2010 ($22,248,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2002 through December 31, 2002, the Growth and Income Portfolio incurred approximately $5,221,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ending December 31, 2003.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Growth and Income Portfolio

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $145,233,575)	$ 150,852,303
Investment in Scudder Cash Management QP Trust (cost $1,681,673)	1,681,673
Cash	10,000
Receivable for investments sold	639,059
Dividends receivable	103,782
Receivable for Portfolio shares sold	114,920
Foreign taxes recoverable	7,351
Other assets	1,583
Total assets	153,410,671
Liabilities
Payable for investments purchased	449,140
Payable for Portfolio shares redeemed	62,187
Accrued management fee	64,668
Other accrued expenses and payables	35,580
Total liabilities	611,575
Net assets, at value	$ 152,799,096
Net Assets
Net assets consist of: Undistributed net investment income	627,730
Net unrealized appreciation (depreciation) on investments	5,618,728
Accumulated net realized gain (loss)	(47,319,095)
Paid-in capital	193,871,733
Net assets, at value	$ 152,799,096
Class A Net Asset Value, offering and redemption price per share ($142,069,907 / 19,109,920 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 7.43
Class B Net Asset Value, offering and redemption price per share ($10,729,189 / 1,446,466 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 7.42

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $10,493)	$ 1,122,022
Interest - Scudder Cash Management QP Trust	12,062
Total Income	1,134,084
Expenses: Management fee	337,410
Custodian fees	12,564
Accounting fees	33,496
Distribution service fees (Class B)	9,885
Record keeping fees (Class B)	211
Auditing	10,452
Legal	6,086
Trustees' fees and expenses	4,560
Reports to shareholders	7,166
Other	2,263
Total expenses, before expense reductions	424,093
Expense reductions	(9)
Total expenses, after expense reductions	424,084
Net investment income (loss)	710,000
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(4,876,785)
Net unrealized appreciation (depreciation) during the period on investments	19,094,880
Net gain (loss) on investment transactions	14,218,095
Net increase (decrease) in net assets resulting from operations	$ 14,928,095

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ 710,000	$ 1,549,481
Net realized gain (loss) on investment transactions	(4,876,785)	(27,315,158)
Net unrealized appreciation (depreciation) on investment transactions during the period	19,094,880	(20,815,347)
Net increase (decrease) in net assets resulting from operations	14,928,095	(46,581,024)
Distributions to shareholders from: Net investment income: Class A	(1,476,002)	(1,605,814)
Class B	(71,436)	(57,174)
Portfolio share transactions: Class A Proceeds from shares sold	10,244,916	49,741,869
Reinvestment of distributions	1,476,002	1,605,814
Cost of shares redeemed	(16,828,760)	(56,127,144)
Net increase (decrease) in net assets from Class A share transactions	(5,107,842)	(4,779,461)
Class B Proceeds from shares sold	3,985,202	1,117,081
Reinvestment of distributions	71,436	57,174
Cost of shares redeemed	(847,697)	(2,056,195)
Net increase (decrease) in net assets from Class B share transactions	3,208,941	(881,940)
Increase (decrease) in net assets	11,481,756	(53,905,413)
Net assets at beginning of period	141,317,340	195,222,753
Net assets at end of period (including undistributed net investment income of $627,730 and $1,465,168, respectively)	$ 152,799,096	$ 141,317,340
Other Information
Class A Shares outstanding at beginning of period	19,882,920	20,820,420
Shares sold	1,469,490	6,066,477
Shares issued to shareholders in reinvestment of distributions	208,181	195,355
Shares redeemed	(2,450,671)	(7,199,332)
Net increase (decrease) in Portfolio shares	(773,000)	(937,500)
Shares outstanding at end of period	19,109,920	19,882,920
Class B Shares outstanding at beginning of period	990,738	1,111,138
Shares sold	565,493	148,089
Shares issued to shareholders in reinvestment of distributions	10,104	6,972
Shares redeemed	(119,869)	(275,461)
Net increase (decrease) in Portfolio shares	455,728	(120,400)
Shares outstanding at end of period	1,446,466	990,738

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Growth and Income Portfolio

Class A

Years Ended December 31,	2003[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 6.77	$ 8.90	$ 10.38	$ 10.96	$ 11.25	$ 11.48
Income (loss) from investment operations: Net investment income[b]	.04	.07	.09	.11	.22	.27
Net realized and unrealized gain (loss) on investment transactions	.70	(2.12)	(1.23)	(.33)	.46	.54
Total from investment operations	.74	(2.05)	(1.14)	(.22)	.68	.81
Less distributions from: Net investment income	(.08)	(.08)	(.12)	(.15)	(.13)	(.25)
Net realized gains on investment transactions	-	-	(.22)	(.21)	(.84)	(.79)
Total distributions	(.08)	(.08)	(.34)	(.36)	(.97)	(1.04)
Net asset value, end of period	$ 7.43	$ 6.77	$ 8.90	$ 10.38	$ 10.96	$ 11.25
Total Return (%)	10.78**	(23.13)	(11.30)	(2.10)	5.80	7.18
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	142	135	185	185	200	184
Ratio of expenses before expense reductions (%)	.59*	.57	.57[c]	.56	.55	.56
Ratio of expenses after expense reductions (%)	.59*	.57	.56[c]	.56	.55	.56
Ratio of net investment income (loss) (%)	1.02*	.92	.94	1.06	2.01	2.41
Portfolio turnover rate (%)	41*	66	67	65	65	39

Class B

Years Ended December 31,	2003[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 6.75	$ 8.87	$ 10.35	$ 10.93	$ 11.24	$ 11.47
Income (loss) from investment operations: Net investment income[b]	.03	.05	.06	.09	.19	.25
Net realized and unrealized gain (loss) on investment transactions	.70	(2.12)	(1.23)	(.33)	.46	.54
Total from investment operations	.73	(2.07)	(1.17)	(.24)	.65	.79
Less distributions from: Net investment income	(.06)	(.05)	(.09)	(.13)	(.12)	(.23)
Net realized gains on investment transactions	-	-	(.22)	(.21)	(.84)	(.79)
Total distributions	(.06)	(.05)	(.31)	(.34)	(.96)	(1.02)
Net asset value, end of period	$ 7.42	$ 6.75	$ 8.87	$ 10.35	$ 10.93	$ 11.24
Total Return (%)	10.86**	(23.40)	(11.56)	(2.33)	5.48	6.95
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11	7	10	13	14	14
Ratio of expenses before expense reductions (%)	.84*	.82	.82[c]	.81	.80	.79
Ratio of expenses after expense reductions (%)	.84*	.82	.81[c]	.81	.80	.79
Ratio of net investment income (loss) (%)	.77*	.67	.69	.81	1.76	2.20
Portfolio turnover rate (%)	41*	66	67	65	65	39

a For the six months ended June 30, 2003 (Unaudited).
b Based on average shares outstanding during the period.
c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were ..56% and .56%, and .81% and .81% for Class A and Class B, respectively.
* Annualized
** Not annualzed

Management Summary June 30, 2003

Capital Growth Portfolio

Although apprehension over the war in Iraq and uncertainty about fiscal stimulus from Congress overshadowed the investment markets for the first several months of the year, the resolution of both issues contributed to positive performance for the stock market - and the portfolio - for the six-month period. The portfolio, which returned 12.01% (Class A shares), slightly outperformed the return of one key benchmark, the Standard & Poor's 500 (S&P 500) index, which gained 11.76%.

The market was led by strong performance in high-beta technology, telecommunications and utility stocks. The portfolio benefited from strong returns in its biotechnology and information technology stocks. An overweight in consumer discretionary stocks helped as consumer confidence improved in the period. An underweight position in consumer staples also helped relative performance as this area lagged the overall market. The portfolio was held back by its energy overweight. This defensive sector lagged the market due to crude oil and natural gas price concerns; specifically the impact of Iraqi crude oil returning to world markets and aggressive gas storage injections. While we're disappointed with the short-term performance in energy, we like the portfolio's energy position and believe it will return to favor. We don't own any utility stocks because they don't reconcile well with our growth investment discipline. Our lack of such holdings hurt this period, as they were one of the market's leaders.

While the US economy does not seem to be growing as fast as some analysts anticipated, we look for continued improvement in the stock market due to more economic stimulus, improving corporate profits, favorable monetary policy and, most important, attractive stock valuations.

Julie M. Van Cleave
Jack A. Zehner
Thomas J. Schmid
Portfolio Managers

The Standard & Poor's 500 (S&P 500) index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio as of June 30, 2003 (Unaudited)

Capital Growth Portfolio

	Shares	Value ($)

Common Stocks 97.3%
Consumer Discretionary 18.3%
Automobiles 1.2%
Harley-Davidson, Inc.	185,400	7,390,044
Hotel Restaurants & Leisure 2.0%
International Game Technology*	74,300	7,603,119
YUM! Brands, Inc.*	162,700	4,809,412
		12,412,531
Household Durables 0.8%
Newell Rubbermaid, Inc.	181,600	5,084,800
Media 5.8%
AOL Time Warner, Inc.*	446,500	7,184,185
Comcast Corp. "A"*	251,100	7,239,213
McGraw-Hill, Inc.	97,900	6,069,800
Omnicom Group, Inc.	114,700	8,223,990
Viacom, Inc. "B"*	165,400	7,221,364
		35,938,552
Multiline Retail 5.8%
Kohl's Corp.*	122,000	6,268,360
Target Corp.	359,700	13,611,048
Wal-Mart Stores, Inc.	301,400	16,176,138
		36,055,546
Specialty Retail 2.7%
Home Depot, Inc.	256,750	8,503,560
Staples, Inc.*	239,600	4,396,660
TJX Companies, Inc.	210,900	3,973,356
		16,873,576
Consumer Staples 8.3%
Beverages 2.9%
PepsiCo, Inc.	275,700	12,268,650
Coca-Cola Co.	128,700	5,972,967
		18,241,617
Food & Drug Retailing 1.0%
Walgreen Co.	198,300	5,968,830
Household Products 4.4%
Colgate-Palmolive Co.	268,400	15,553,780
Procter & Gamble Co.	130,600	11,646,907
		27,200,687
Energy 8.9%
Energy Equipment & Services 4.7%
Baker Hughes, Inc.	183,200	6,150,024
Nabors Industries Ltd.*	280,900	11,109,595
Noble Corp.*	80,700	2,768,010
Schlumberger Ltd.	197,700	9,404,589
		29,432,218
Oil & Gas 4.2%
Anadarko Petroleum Corp.	155,500	6,915,085
ChevronTexaco Corp.	61,900	4,469,180
ConocoPhillips	116,300	6,373,240
EOG Resources, Inc.	195,700	8,188,088
		25,945,593
Financials 11.2%
Banks 1.3%
Bank of America Corp.	104,700	8,274,441
Diversified Financials 7.1%
American Express Co.	254,500	10,640,645
Citigroup, Inc.	277,733	11,886,972
Fannie Mae	169,700	11,444,568
Morgan Stanley	139,500	5,963,625
State Street Corp.	102,500	4,038,500
		43,974,310
Insurance 2.8%
American International Group, Inc.	184,502	10,180,820
Marsh & McLennan Companies, Inc.	142,100	7,257,047
		17,437,867
Health Care 20.3%
Biotechnology 3.1%
Genentech, Inc.*	174,700	12,599,364
Gilead Sciences, Inc.*	123,900	6,886,362
		19,485,726
Health Care Equipment & Supplies 3.5%
Baxter International, Inc.	208,900	5,431,400
Medtronic, Inc.	245,100	11,757,447
Zimmer Holdings, Inc.*	107,090	4,824,405
		22,013,252
Health Care Providers & Services 1.6%
UnitedHealth Group, Inc.	191,600	9,627,900
Pharmaceuticals 12.1%
Abbott Laboratories	311,200	13,618,113
Eli Lilly & Co.	188,500	13,000,845
Johnson & Johnson	362,500	18,741,250
Merck & Co., Inc.	120,200	7,278,110
Pfizer, Inc.	657,675	22,459,601
		75,097,919
Industrials 7.7%
Aerospace & Defense 1.9%
United Technologies Corp.	166,900	11,821,527
Air Freight & Logistics 0.9%
FedEx Corp.	91,300	5,663,339
Commercial Services & Supplies 1.0%
Fiserv, Inc.*	178,200	6,345,702
Industrial Conglomerates 3.9%
3M Co.	35,600	4,591,688
General Electric Co.	670,300	19,224,204
		23,815,892
Information Technology 20.0%
Communications Equipment 2.2%
Cisco Systems, Inc.*	822,500	13,727,525
Computers & Peripherals 4.3%
EMC Corp.*	845,600	8,853,432
International Business Machines Corp.	216,800	17,886,000
		26,739,432
Semiconductor Equipment & Products 7.1%
Applied Materials, Inc.*	648,500	10,285,210
Intel Corp.	941,700	19,572,293
Linear Technology Corp.	212,500	6,844,625
Texas Instruments, Inc.	419,300	7,379,680
		44,081,808
Software 6.4%
Electronic Arts, Inc.*	76,000	5,623,240
Microsoft Corp.*	966,600	24,754,626
Oracle Corp.*	539,300	6,482,386
VERITAS Software Corp.*	107,700	3,087,759
		39,948,011
Materials 0.6%
Chemicals
Ecolab, Inc.	152,600	3,906,560
Telecommunication Services 2.0%
Diversified Telecommunication Services 1.1%
Verizon Communications, Inc.	179,600	7,085,220
Wireless Telecommunication Services 0.9%
AT&T Wireless Services, Inc.*	681,300	5,593,473
Total Common Stocks (Cost $634,118,608)		605,183,898

Cash Equivalents 2.7%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $16,788,618)	16,788,618	16,788,618
Total Investment Portfolio - 100.0% (Cost $650,907,226) (a)		621,972,516

* Non-income producing security.
(a) The cost for federal income tax purposes was $651,831,858. At June 30, 2003, net unrealized depreciation for all securities based on tax cost was $29,859,342. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $67,035,362 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $96,894,704.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Purchases and sales of investment securities (excluding short-term investments), for the six months ended June 30, 2003, aggregated $20,538,061 and $27,809,624 respectively.

At December 31, 2002 the Capital Growth Portfolio had a net tax basis capital loss carryforward of approximately $139,068,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009 ($18,038,000) and December 31, 2010 ($121,030,000), the respective expiration dates, whichever occurs first.

From November 1, 2002 through December 31, 2002, the Capital Growth Portfolio incurred approximately $51,516,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ending December 31, 2003.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Capital Growth Portfolio

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $634,118,608)	$ 605,183,898
Investment in Scudder Cash Management QP Trust (cost $16,788,618)	16,788,618
Cash	10,000
Dividends receivable	316,232
Receivable for Portfolio shares sold	292,434
Other assets	680
Total assets	622,591,862
Liabilities
Payable for Portfolio shares redeemed	490,395
Accrued management fee	235,445
Other accrued expenses and payables	35,992
Total liabilities	761,832
Net assets, at value	$ 621,830,030
Net Assets
Net assets consist of: Undistributed net investment income	1,557,735
Net unrealized appreciation (depreciation) on investments	(28,934,710)
Accumulated net realized gain (loss)	(202,326,125)
Paid-in capital	851,533,130
Net assets, at value	$ 621,830,030
Class A Net Asset Value, offering and redemption price per share ($614,581,500 / 47,700,504 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 12.88
Class B Net Asset Value, offering and redemption price per share ($7,248,530 / 564,351 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 12.84

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends	$ 3,084,885
Interest - Scudder Cash Management QP Trust	80,937
Total Income	3,165,822
Expenses: Management fee	1,343,088
Custodian fees	8,664
Accounting fees	45,442
Distribution fees (Class B)	4,102
Record keeping fees (Class B)	1,069
Auditing	9,683
Legal	6,418
Trustees' fees and expenses	10,160
Reports to shareholders	8,799
Other	23,882
Total expenses, before expense reductions	1,461,307
Expense reductions	(12)
Total expenses, after expense reductions	1,461,295
Net investment income (loss)	1,704,527
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(10,801,065)
Net unrealized appreciation (depreciation) during the period on investments	75,267,717
Net gain (loss) on investment transactions	64,466,652
Net increase (decrease) in net assets resulting from operations	$ 66,171,179

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ 1,704,527	$ 2,627,537
Net realized gain (loss) on investment transactions	(10,801,065)	(158,812,793)
Net unrealized appreciation (depreciation) on investment transactions during the period	75,267,717	(93,657,671)
Net increase (decrease) in net assets resulting from operations	66,171,179	(249,842,927)
Distributions to shareholders from: Net investment income: Class A	(2,595,329)	(2,359,009)
Class B	(8,219)	(321)
Portfolio share transactions: Class A Proceeds from shares sold	60,472,539	157,255,646
Reinvestment of distributions	2,595,329	2,359,009
Cost of shares redeemed	(69,456,845)	(215,777,844)
Net increase (decrease) in net assets from Class A share transactions	(6,388,977)	(56,163,189)
Class B Proceeds from shares sold	6,040,575	524,737
Reinvestment of distributions	8,219	321
Cost of shares redeemed	(162,394)	(117,694)
Net increase (decrease) in net assets from Class B share transactions	5,886,400	407,364
Increase (decrease) in net assets	63,065,054	(307,958,082)
Net assets at beginning of period	558,764,976	866,723,058
Net assets at end of period (including undistributed net investment income of $1,557,735 and $2,456,756, respectively)	$ 621,830,030	$ 558,764,976
Other Information
Class A Shares outstanding at beginning of period	48,337,865	52,934,260
Shares sold	5,048,231	11,277,302
Shares issued to shareholders in reinvestment of distributions	211,174	160,695
Shares redeemed	(5,896,766)	(16,034,392)
Net increase (decrease) in Portfolio shares	(637,361)	(4,596,395)
Shares outstanding at end of period	47,700,504	48,337,865
Class B Shares outstanding at beginning of period	77,608	43,484
Shares sold	498,979	43,275
Shares issued to shareholders in reinvestment of distributions	670	22
Shares redeemed	(12,906)	(9,173)
Net increase (decrease) in Portfolio shares	486,743	34,124
Shares outstanding at end of period	564,351	77,608

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Capital Growth Portfolio

Class A

Years Ended December 31,	2003[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 11.54	$ 16.36	$ 23.07	$ 29.13	$ 23.95	$ 20.63
Income (loss) from investment operations: Net investment income[b]	.03	.05	.05	.08	.10	.16
Net realized and unrealized gain (loss) on investment transactions	1.37	(4.82)	(4.21)	(2.63)	7.64	4.46
Total from investment operations	1.40	(4.77)	(4.16)	(2.55)	7.74	4.62
Less distributions from: Net investment income	(.06)	(.05)	(.08)	(.07)	(.07)	(.17)
Net realized gains on investment transactions	-	-	(2.47)	(3.44)	(2.49)	(1.13)
Total distributions	(.06)	(.05)	(2.55)	(3.51)	(2.56)	(1.30)
Net asset value, end of period	$ 12.88	$ 11.54	$ 16.36	$ 23.07	$ 29.13	$ 23.95
Total Return (%)	12.01**	(29.18)	(19.36)	(9.90)	35.23	23.23
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	615	558	866	1,126	1,254	901
Ratio of expenses before expense reductions (%)	.51*	.51	.52[c]	.49	.49	.50
Ratio of expenses after expense reductions (%)	.51*	.51	.50[c]	.49	.49	.50
Ratio of net investment income (loss) (%)	.60*	.38	.27	.30	.43	.75
Portfolio turnover rate (%)	7*	25	33	55	66	55

Class B

Years Ended December 31,	2003[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 11.49	$ 16.29	$ 23.00	$ 29.05	$ 23.92	$ 20.61
Income (loss) from investment operations: Net investment income[b]	.01	.02	.00[d]	.01	.04	.11
Net realized and unrealized gain (loss) on investment transactions	1.36	(4.81)	(4.21)	(2.62)	7.62	4.45
Total from investment operations	1.37	(4.79)	(4.21)	(2.61)	7.66	4.56
Less distributions from: Net investment income	(.02)	(.01)	(.03)	-	(.04)	(.12)
Net realized gains on investment transactions	-	-	(2.47)	(3.44)	(2.49)	(1.13)
Total distributions	(.02)	(.01)	(2.50)	(3.44)	(2.53)	(1.25)
Net asset value, end of period	$ 12.84	$ 11.49	$ 16.29	$ 23.00	$ 29.05	$ 23.92
Total Return (%)	11.88**	(29.37)	(19.64)	(10.13)	34.88	22.94
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7.89		.71	1.16	1.28	.83
Ratio of expenses before expense reductions (%)	.83*	.76	.77[c]	.74	.74	.75
Ratio of expenses after expense reductions (%)	.83*	.76	.75[c]	.74	.74	.75
Ratio of net investment income (loss) (%)	.28*	.13	.02	.05	.18	.49
Portfolio turnover rate (%)	7*	25	33	55	66	55

a For the six months ended June 30, 2003 (Unaudited).
b Based on average shares outstanding during the period.
c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .50% and ..50%, and .75% and .75% for Class A and Class B, respectively.
d Less than $.005 per share
* Annualized
** Not annualized

Management Summary June 30, 2003

21st Century Growth Portfolio

Historically, coming out of market recessions, it's the small-cap stocks that lead the way. This proved to be the case in the second quarter, as small-cap stocks outperformed both the mid- and large-cap tiers. Scudder 21st Century Growth Portfolio posted a strong positive return of 15.85% (Class A shares) for the semiannual period, though it underperformed its benchmark, the Russell 2000 Growth Index, which gained 19.33%. Stock selection in the health care sector accounted for a large share of the underperformance. In particular, our underweight and stock picks in the medical device industry group detracted from performance. The portfolio's performance in the technology sector was also disappointing, due to stock selection. In addition, the portfolio was hurt by an underweight in consumer discretionary, which includes industries such as retail and media. On the positive side, Genta, a biotech company and one of our largest holding, provided a big gain for the quarter. After striking an agreement with a major airline to provide feeder service, SkyWest Inc. also added significantly to return. Strategically, we are going to make bolstering the health care sector a priority over the coming quarter. In addition, we are increasing our weighting in consumer discretionary to be more in line with the benchmark.

Audrey M.T. Jones
Samuel A. Dedio
Doris R. Klug
Co-Managers

The Russell 2000 Growth Index is an unmanaged capitalization-weighted measure of 2,000 of the smallest capitalized US companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, AMEX, and Nasdaq. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio as of June 30, 2003 (Unaudited)

21st Century Growth Portfolio

	Shares	Value ($)

Common Stocks 94.3%
Consumer Discretionary 8.5%
Auto Components 1.3%
Keystone Automotive Industries, Inc.*	28,500	520,410
Hotel Restaurants & Leisure 4.4%
Shuffle Master, Inc.*	39,900	1,172,661
The Cheesecake Factory, Inc.*	17,900	642,431
		1,815,092
Specialty Retail 1.8%
Hancock Fabrics, Inc.	45,100	728,365
Textiles, Apparel & Luxury Goods 1.0%
Gildan Activewear, Inc.*	15,600	410,592
Consumer Staples 4.8%
Beverages 1.1%
Constellation Brands, Inc. "A"*	14,000	439,600
Food & Drug Retailing 3.7%
Performance Food Group Co.*	16,600	614,200
United Natural Foods, Inc.*	32,700	920,178
		1,534,378
Energy 6.2%
Energy Equipment & Services 3.9%
FMC Technologies, Inc.*	26,000	547,300
National-Oilwell, Inc.*	16,400	360,800
Unit Corp.*	34,500	721,395
		1,629,495
Oil & Gas 2.3%
Western Gas Resources, Inc.	12,100	479,160
Westport Resources Corp.*	21,400	486,850
		966,010
Financials 14.6%
Banks 7.6%
First Niagara Financial Group	30,106	420,280
Investors Financial Services Corp.	33,600	974,736
Jefferies Group, Inc.	17,400	866,346
Texas Regional Bancshares, Inc. "A"	26,150	907,405
		3,168,767
Diversified Financials 4.2%
Affiliated Managers Group, Inc.*	14,100	859,395
Labranche & Co., Inc.	42,800	885,532
		1,744,927
Insurance 2.8%
Platinum Underwriters Holdings Ltd.*	13,400	363,676
Triad Guaranty, Inc.*	20,500	777,975
		1,141,651
Health Care 18.0%
Biotechnology 4.8%
Celgene Corp.*	26,900	817,760
Genta, Inc.*	87,500	1,165,500
		1,983,260
Health Care Equipment & Supplies 7.1%
Cytyc Corp.*	51,100	537,572
Edwards Lifesciences Corp.*	26,100	838,854
Integra LifeSciences Holdings Corp.*	30,400	801,952
SurModics, Inc.*	24,700	753,350
		2,931,728
Health Care Providers & Services 1.8%
Apria Healthcare Group, Inc.*	30,300	753,864
Pharmaceuticals 4.3%
NPS Pharmaceuticals, Inc.*	38,900	946,826
SICOR, Inc.*	41,200	838,008
		1,784,834
Industrials 14.0%
Airlines 4.5%
JetBlue Airways Corp.*	19,350	818,312
SkyWest, Inc.	55,200	1,052,112
		1,870,424
Commercial Services & Supplies 6.1%
ABM Industries, Inc.	29,700	457,380
Corinthian Colleges, Inc.*	17,700	859,689
CoStar Group, Inc.*	40,700	1,215,302
		2,532,371
Construction & Engineering 1.5%
Insituform Technologies, Inc.*	34,500	609,960
Road & Rail 1.9%
Heartland Express, Inc.*	35,964	800,199
Information Technology 26.6%
Communications Equipment 8.0%
Adaptec, Inc.*	130,500	1,015,290
Foundry Networks, Inc.*	41,600	599,040
Harris Corp.	28,100	844,405
NetScreen Technologies, Inc.*	38,800	874,940
		3,333,675
Electronic Equipment & Instruments 4.8%
Identix, Inc.*	124,321	789,438
Vishay Intertechnology, Inc.*	90,200	1,190,640
		1,980,078
Semiconductor Equipment & Products 11.8%
ATMI, Inc.*	34,500	861,465
Exar Corp.*	67,500	1,068,525
Lam Research Corp.*	32,600	593,646
RF Micro Devices, Inc.*	129,300	778,386
Semtech Corp.*	39,100	556,784
Varian Semiconductor Equipment Associates, Inc.*	34,600	1,029,696
		4,888,502
Software 2.0%
NetIQ Corp.*	53,600	828,656
Materials 1.6%
Containers & Packaging
Packaging Corp. of America*	34,900	643,207
Total Common Stocks (Cost $34,118,981)		39,040,045
Cash Equivalents 5.7%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $2,371,376)	2,371,376	2,371,376
Total Investment Portfolio - 100.0% (Cost $36,490,357) (a)		41,411,421

* Non-income producing security.
(a) The cost for federal income tax purposes was $36,558,496. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $4,852,925. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,349,554 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $496,629.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Purchases and sales of investment securities (excluding short-term investments), for the six months ended June 30, 2003, aggregated $22,950,300 and $19,490,042, respectively.

At December 31, 2002, the 21st Century Growth Portfolio had a net tax basis capital loss carryforward of approximately $22,643,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2008 ($1,217,000), December 31, 2009 ($12,192,000) and December 31, 2010 ($9,234,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2002 through December 31, 2002, the Fund incurred approximately $5,288,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending December 31, 2003.

The accompanying notes are an integral part of the financial statements.

Financial Statements

21st Century Growth Portfolio

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $34,118,981)	$ 39,040,045
Investment in Scudder Cash Management QP Trust (cost $2,371,376)	2,371,376
Dividends receivable	9,376
Receivable for Portfolio shares sold	16,657
Other assets	709
Total assets	41,438,163
Liabilities
Payable for Portfolio shares redeemed	23,630
Accrued management fee	29,059
Other accrued expenses and payables	24,074
Total liabilities	76,763
Net assets, at value	$ 41,361,400
Net Assets
Net assets consist of: Accumulated net investment loss	(142,558)
Net unrealized appreciation (depreciation) on investment securities	4,921,064
Accumulated net realized gain (loss)	(31,258,154)
Paid-in capital	67,841,048
Net assets, at value	$ 41,361,400
Net Asset Value
Class A Net Asset Value, offering and redemption price per share ($39,113,786 / 9,228,388 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 4.24
Class B Net Asset Value, offering and redemption price per share ($2,247,614 / 537,397 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 4.18

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends	$ 37,948
Interest - Scudder Cash Management QP Trust	20,382
Total Income	58,330
Expenses: Management fee	154,049
Custodian fees	5,650
Accounting fees	20,692
Distribution service fees (Class B)	1,166
Record keeping fees (Class B)	455
Auditing	6,976
Legal	4,193
Trustees' fees and expenses	1,432
Reports to shareholders	4,941
Other	1,405
Total expenses, before expense reductions	200,959
Expense reductions	(71)
Total expenses, after expense reductions	200,888
Net investment income (loss)	(142,558)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(3,195,964)
Net unrealized appreciation (depreciation) during the period on investments	8,984,519
Net gain (loss) on investment transactions	5,788,555
Net increase (decrease) in net assets resulting from operations	$ 5,645,997

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ (142,558)	$ (343,895)
Net realized gain (loss) on investment transactions	(3,195,964)	(13,981,457)
Net unrealized appreciation (depreciation) on investment transactions during the period	8,984,519	(7,611,269)
Net increase (decrease) in net assets resulting from operations	5,645,997	(21,936,621)
Portfolio share transactions: Class A Proceeds from shares sold	6,029,104	21,627,664
Cost of shares redeemed	(5,811,260)	(10,758,573)
Net increase (decrease) in net assets from Class A share transactions	217,844	10,869,091
Class B Proceeds from shares sold	1,924,280	171,863
Cost of shares redeemed	(99,212)	(6,118)
Net increase (decrease) in net assets from Class B share transactions	1,825,068	165,745
Increase (decrease) in net assets	7,688,909	(10,901,785)
Net assets at beginning of period	33,672,491	44,574,276
Net assets at end of period (including accumulated net investment loss of $142,558 at June 30, 2003)	$ 41,361,400	$ 33,672,491
Other Information
Class A Shares outstanding at beginning of period	9,153,467	7,152,255
Shares sold	1,621,333	4,412,802
Shares redeemed	(1,546,412)	(2,411,590)
Net increase (decrease) in Portfolio shares	74,921	2,001,212
Shares outstanding at end of period	9,228,388	9,153,467
Class B Shares outstanding at beginning of period	44,351	101
Shares sold	520,089	45,909
Shares redeemed	(27,043)	(1,659)
Net increase (decrease) in Portfolio shares	493,046	44,250
Shares outstanding at end of period	537,397	44,351

The accompanying notes are an integral part of the financial statements.

Financial Highlights

21st Century Growth Portfolio

Class A

Years Ended December 31,	2003[a]	2002	2001	2000	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 3.66	$ 6.23	$ 8.12	$ 10.55	$ 6.00[c]
Income (loss) from investment operations: Net investment income (loss)[d]	(.01)	(.04)	(.04)	(.11)	(.04)
Net realized and unrealized gain (loss) on investment transactions	.59	(2.53)	(1.85)	(2.20)	4.59
Total from investment operations	.58	(2.57)	(1.89)	(2.31)	4.55
Less distributions from: Net realized gains on investment transactions	-	-	-	(.12)	-
Net asset value, end of period	$ 4.24	$ 3.66	$ 6.23	$ 8.12	$ 10.55
Total Return (%)	15.85**	(41.25)	(23.28)[e]	(22.39)[e]	75.83e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	39	34	45	26	15
Ratio of expenses before expense reductions (%)	1.13*	1.11	1.17[f]	1.35	2.90*
Ratio of expenses after expense reductions (%)	1.13*	1.11	1.15[f]	1.29	1.50*
Ratio of net investment income (loss) (%)	(.80)*	(.88)	(.64)	(1.06)	(.95)*
Portfolio turnover rate (%)	119*	72	103	109	61

Class B

Years Ended December 31,	2003[a]	2002	2001	2000	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 3.62	$ 6.15	$ 8.04	$ 10.51	$ 6.00[c]
Income (loss) from investment operations: Net investment income (loss)[d]	(.02)	(.05)	(.06)	(.13)	(.06)
Net realized and unrealized gain (loss) on investment transactions	.58	(2.48)	(1.83)	(2.22)	4.57
Total from investment operations	.56	(2.53)	(1.89)	(2.35)	4.51
Less distributions from: Net realized gains on investment transactions	-	-	-	(.12)	-
Net asset value, end of period	$ 4.18	$ 3.62	$ 6.15	$ 8.04	$ 10.51
Total Return (%)	15.47**	(41.14)	(23.51)[e]	(22.79)[e]	75.17e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2.16		-***	-***	-***
Ratio of expenses before expense reductions (%)	1.47*	1.36	1.42[f]	1.60	3.15*
Ratio of expenses after expense reductions (%)	1.47*	1.36	1.40[f]	1.54	1.75*
Ratio of net investment income (loss) (%)	(1.14)*	(1.13)	(.89)	(1.31)	(1.20)*
Portfolio turnover rate (%)	119*	72	103	109	61

a For the six months ended June 30, 2003 (Unaudited).
b For the period May 3, 1999 (commencement of operations) to December 31, 1999.
c Original capital.
d Based on average shares outstanding during the period.
e Total return would have been lower had certain expenses not been reduced.
f The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.16% and 1.15%, and 1.41% and 1.40% for Class A and Class B, respectively.
* Annualized
** Not annualized
*** Net assets less than one million

Management Summary June 30, 2003

Global Discovery Portfolio

Global equities rebounded strongly in the first half of 2003, and market analysts now believe that the US economy - the engine of global growth - is recovering. For financial markets, at least, the war in the Middle East that dominated the first quarter is now a distant memory, and geopolitical issues have faded in importance. Against this backdrop, Scudder Global Discovery Portfolio returned 18.35% (Class A shares), outperforming its benchmark, the Citigroup World Equity Extended Market Index, which gained 16.57%.

The primary driver behind the portfolio's outperformance was its significant overweight stake in the health care sector, as well as stock selection within that sector. The portfolio's financials position also contributed to performance despite the fact that the sector as a whole underperformed for the period. In health care, top contributors included Fresenius Medical Care, which rallied during the period after resolving a lawsuit and reporting improved profits. Fresenius has a unique competitive advantage in US dialysis care which should allow it to take market share and improve profitability. Among financials, Deutsche Boerse was a top contributor and continues to benefit from structural changes within the derivatives market - one of its specialties. Additionally, a portfolio stalwart that helped us once again was Anglo Irish Bank Corp., which reported an exceptionally strong first fiscal half. Select technology and telecommunications names detracted from performance.

Joseph Axtell
Portfolio Manager

Citigroup World Equity Extended Market Index, formerly the Salmon Smith Barney World Equity Extended Market Index, is an unmanaged small-capitalization stock universe of 22 countries. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio as of June 30, 2003 (Unaudited)

Global Discovery Portfolio

	Shares	Value ($)

Common Stocks 94.2%
Australia 1.5%
Macquarie Bank Ltd.	78,711	1,524,362
QBE Insurance Group Ltd.	116,844	732,289
		2,256,651
Bermuda 0.8%
Benfield Group PLC*	258,972	1,208,721
Brazil 1.5%
Aracruz Celulose SA (preferred) (ADR)	76,300	1,606,878
Empresa Brasiliera de Aeronautica SA (preferred) (ADR)	28,418	542,784
		2,149,662
Denmark 0.6%
Group 4 Falck AS*	52,900	880,002
Finland 0.5%
Tietoenator Oyj "B"	39,800	670,755
France 6.1%
Autoroutes du Sud de la France*	73,765	2,158,166
Flamel Technologies SA (ADR)*	59,900	806,853
Galeries Lafayette SA	13,863	1,882,148
JC Decaux SA*	117,957	1,478,076
Vinci SA	41,084	2,774,772
		9,100,015
Germany 8.6%
Deutsche Boerse AG	100,370	5,322,725
Fresenius Medical Care AG	87,495	4,335,180
Puma AG	17,385	1,720,777
Stada Arzneimittel AG*	23,216	1,467,901
		12,846,583
Greece 1.5%
Coca-Cola Hellenic Bottling Co. SA	95,600	1,580,387
Greek Organization of Football Prognostics*	63,500	648,236
		2,228,623
Hong Kong 0.7%
Legend Group Ltd.	2,887,000	962,537
Ireland 8.3%
Anglo Irish Bank Corp., PLC	792,308	6,995,229
Irish Continental Group PLC	63,660	611,082
Irish Life & Permanent PLC	115,196	1,254,105
Jurys Doyle Hotel Group PLC	225,150	2,174,192
Ryanair Holdings PLC*	169,500	1,221,754
		12,256,362
Japan 5.3%
AEON Credit Services Co., Ltd.	28,600	907,406
JAFCO Co., Ltd.	21,000	1,192,285
Nidec Corp.	35,700	2,363,705
Olympus Optical Co., Ltd.	162,000	3,361,192
		7,824,588
Netherlands 3.4%
Chicago Bridge & Iron Co., N.V.	39,200	889,056
IHC Caland NV	47,285	2,416,793
Vedior NV	199,358	1,808,245
		5,114,094
Norway 0.5%
Tandberg ASA*	143,400	742,080
Russia 1.1%
Mobile Telesystems (ADR)*	27,900	1,646,100
Spain 0.9%
Amadeus Global Travel Distribution SA "A"	239,900	1,376,187
Sweden 1.1%
Eniro AB	192,100	1,644,589
Switzerland 2.5%
Centerpulse AG (Registered)*	6,326	1,704,989
Converium Holding AG*	30,025	1,387,579
Logitech International SA*	17,536	658,702
		3,751,270
United Kingdom 6.7%
Aegis Group PLC	1,164,554	1,527,506
ARM Holdings PLC*	719,913	798,324
Capita Group PLC*	496,696	1,857,905
Matalan PLC	225,290	644,146
Misys PLC	283,866	1,207,455
Taylor Nelson Sofres PLC	560,038	1,557,224
Viridian Group PLC	164,628	1,520,415
Wood Group (John) PLC*	289,313	861,916
		9,974,891
United States 42.6%
Advance Auto Parts, Inc.*	11,900	724,710
Affiliated Computer Services, Inc. "A"*	31,400	1,435,922
Alexion Pharmaceuticals, Inc.*	10,300	175,615
Alkermes, Inc.*	58,300	626,725
Arthur J. Gallagher & Co.	49,400	1,343,680
Brinker International, Inc.*	103,500	3,728,070
Caremark Rx, Inc.*	154,100	3,957,288
Celgene Corp.*	40,300	1,225,120
Cephalon, Inc.*	11,400	469,224
Copart, Inc.*	150,300	1,420,335
Diebold, Inc.	38,600	1,669,450
Documentum, Inc.*	71,500	1,406,405
Energy East Corp.	110,000	2,283,600
EOG Resources, Inc.	51,700	2,163,128
Fiserv, Inc.*	100,300	3,571,683
FTI Consulting, Inc.	80,850	2,018,825
Garmin Ltd.*	22,300	889,101
Harman International Industries, Inc.	19,000	1,503,660
Invitrogen Corp.*	37,400	1,435,038
JetBlue Airways Corp.*	59,350	2,509,912
Laboratory Corp. of America Holdings*	104,400	3,147,660
Lam Research Corp.*	44,500	810,345
Legg Mason, Inc.	89,300	5,800,035
Mercury Interactive Corp.*	47,900	1,849,419
NetScreen Technologies, Inc.*	33,000	744,150
NPS Pharmaceuticals, Inc.*	31,100	756,974
Pharmaceutical Resources, Inc.*	52,300	2,544,918
Rowan Companies, Inc.*	42,300	947,520
Spinnaker Exploration Co.*	28,100	736,220
St. Jude Medical, Inc.*	46,700	2,685,250
Symbol Technologies, Inc.	115,993	1,509,069
THQ, Inc.*	91,700	1,650,600
Trimeris, Inc.*	13,600	621,248
Waters Corp.*	62,800	1,829,364
Zions Bancorp.	62,400	3,158,064
		63,348,327
Total Common Stocks (Cost $128,412,371)		139,982,037

	Principal Amount ($)	Value ($)

Convertible Bonds 0.4%
United States
Cephalon, Inc., Convertible, 5.25%, 5/1/2006 (Cost $581,000)	581,000	597,733

	Shares	Value ($)

Cash Equivalents 5.4%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $8,078,626)	8,078,626	8,078,626
Total Investment Portfolio - 100.0% (Cost $137,071,997) (a)		148,658,396

At June 30, 2003, the Global Discovery Portfolio had the following industry diversification:
Industry	Value	Percent
Financials	$ 30,826,480	20.7%
Health Care	29,321,175	19.7%
Industrials	22,220,373	14.9%
Consumer Discretionary	21,542,770	14.5%
Information Technology	20,308,282	13.7%
Energy	7,125,577	4.8%
Utilities	3,804,015	2.6%
Communication Services	1,646,100	1.1%
Materials	1,606,878	1.1%
Consumer Staples	1,580,387	1.1%
Total Common and Preferred Stocks	139,982,037	94.2%
Convertible Bonds	597,733	0.4%
Cash Equivalents	8,078,626	5.4%
Total Investment Portfolio	$ 148,658,396	100.0%

* Non-income producing security.
(a) The cost for federal income tax purposes was $137,795,079. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $10,863,317. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $26,391,336 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,528,019.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Purchases and sales of investment securities (excluding short-term investments), for the six months ended June 30, 2003, aggregated $18,635,080 and $21,753,258, respectively.

At December 31, 2002, the Global Discovery Portfolio had a net tax basis capital loss carryforward of approximately $50,485,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009 ($24,864,000) and December 31, 2010 ($25,621,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2002 through December 31, 2002, the Global Discovery Portfolio incurred approximately $1,491,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ending December 31, 2003.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Global Discovery Portfolio

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $128,993,371)	$ 140,579,770
Investment in Scudder Cash Management QP Trust (cost $8,078,626)	8,078,626
Foreign currency, at value (cost $392,937)	397,740
Receivable for investments sold	2,886,403
Dividends receivable	341,937
Interest receivable	5,084
Receivable for Portfolio shares sold	29,082
Foreign taxes recoverable	61,199
Other assets	1,356
Total assets	152,381,197
Liabilities
Payable for investments purchased	3,115,030
Payable for Portfolio shares redeemed	143,582
Accrued management fee	125,355
Other accrued expenses and payables	69,910
Total liabilities	3,453,877
Net assets, at value	$ 148,927,320
Net Assets
Net assets consist of: Undistributed net investment income	428,109
Net unrealized appreciation (depreciation) on: Investments	11,586,399
Foreign currency related transactions	4,714
Accumulated net realized gain (loss)	(59,175,307)
Paid-in capital	196,083,405
Net assets, at value	$ 148,927,320
Class A Net Asset Value, offering and redemption price per share ($141,045,857 / 17,113,349 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 8.24
Class B Net Asset Value, offering and redemption price per share ($7,881,463 / 966,981 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 8.15

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $106,819)	$ 1,126,450
Interest	47,406
Interest - Scudder Cash Management QP Trust	31,886
Total Income	1,205,742
Expenses: Management fee	619,303
Custodian fees	46,378
Accounting fees	58,125
Distribution service fees (Class B)	6,885
Record keeping fees (Class B)	168
Auditing	12,829
Legal	6,450
Trustees' fees and expenses	4,025
Reports to shareholders	8,147
Other	3,816
Total expenses	766,126
Net investment income (loss)	439,616
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(6,517,886)
Foreign currency related transactions	107,707
(6,410,179)
Net unrealized appreciation (depreciation) during the period on: Investments	28,467,940
Foreign currency related transactions	(6,570)
28,461,370
Net gain (loss) on investment transactions	22,051,191
Net increase (decrease) in net assets resulting from operations	$ 22,490,807

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ 439,616	$ (52,872)
Net realized gain (loss) on investment transactions	(6,410,179)	(22,711,667)
Net unrealized appreciation (depreciation) on investment transactions during the period	28,461,370	(9,589,493)
Net increase (decrease) in net assets resulting from operations	22,490,807	(32,354,032)
Distributions to shareholders from: Net investment income: Class A	(133,861)	-
Portfolio share transactions: Class A Proceeds from shares sold	12,288,227	66,936,815
Reinvestment of distributions	133,861	-
Cost of shares redeemed	(13,578,611)	(65,055,875)
Net increase (decrease) in net assets from Class A share transactions	(1,156,523)	1,880,940
Class B Proceeds from shares sold	2,904,971	616,165
Cost of shares redeemed	(595,763)	(1,766,874)
Net increase (decrease) in net assets from Class B share transactions	2,309,208	(1,150,709)
Increase (decrease) in net assets	23,509,631	(31,623,801)
Net assets at beginning of period	125,417,689	157,041,490
Net assets at end of period (including undistributed net investment income of $428,109 and $122,354, respectively)	$ 148,927,320	$ 125,417,689
Other Information
Class A Shares outstanding at beginning of period	17,358,587	17,267,802
Shares sold	1,613,487	8,265,963
Shares issued to shareholders in reinvestment of distributions	18,413	-
Shares redeemed	(1,877,138)	(8,175,178)
Net increase (decrease) in Portfolio shares	(245,238)	90,785
Shares outstanding at end of period	17,113,349	17,358,587
Class B Shares outstanding at beginning of period	645,610	795,058
Shares sold	404,266	84,878
Shares redeemed	(82,895)	(234,326)
Net increase (decrease) in Portfolio shares	321,371	(149,448)
Shares outstanding at end of period	966,981	645,610

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Global Discovery Portfolio

Class A

Years Ended December 31,	2003[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 6.97	$ 8.70	$ 11.76	$ 13.18	$ 8.04	$ 7.08
Income (loss) from investment operations: Net investment income (loss)[b]	.03	(.00)[f]	(.00)[f]	(.03)	(.06)	(.03)
Net realized and unrealized gain (loss) on investment transactions	1.25	(1.73)	(2.87)	(.62)	5.30	1.18
Total from investment operations	1.28	(1.73)	(2.87)	(.65)	5.24	1.15
Less distributions from: Net investment income	(.01)	-	-	(.11)	-	(.12)
Net realized gains on investment transactions	-	-	(.19)	(.66)	(.10)	(.07)
Total distributions	(.01)	-	(.19)	(.77)	(.10)	(.19)
Net asset value, end of period	$ 8.24	$ 6.97	$ 8.70	$ 11.76	$ 13.18	$ 8.04
Total Return (%)	18.35**	(19.89)	(24.59)	(5.29)	65.88	16.44[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	141	121	150	159	71	25
Ratio of expenses before expense reductions (%)	1.20*	1.19	1.23[d]	1.28	1.63	1.79
Ratio of expenses after expense reductions (%)	1.20*	1.19	1.22[d]	1.28	1.63	1.72
Ratio of net investment income (loss) (%)	.70*	(.03)	.00[e]	(.25)	(.66)	(.40)
Portfolio turnover rate (%)	29*	47	56	66	70	54

Class B

Years Ended December 31,	2003[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 6.89	$ 8.62	$ 11.69	$ 13.11	$ 8.01	$ 7.07
Income (loss) from investment operations: Net investment income (loss)[b]	.02	(.02)	(.02)	(.07)	(.08)	(.05)
Net realized and unrealized gain (loss) on investment transactions	1.24	(1.71)	(2.86)	(.61)	5.28	1.18
Total from investment operations	1.26	(1.73)	(2.88)	(.68)	5.20	1.13
Less distributions from: Net investment income	-	-	-	(.08)	-	(.12)
Net realized gains on investment transactions	-	-	(.19)	(.66)	(.10)	(.07)
Total distributions	-	-	(.19)	(.74)	(.10)	(.19)
Net asset value, end of period	$ 8.15	$ 6.89	$ 8.62	$ 11.69	$ 13.11	$ 8.01
Total Return (%)	18.29**	(20.07)	(24.96)	(5.42)	65.63	16.18[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	4	7	11	7	4
Ratio of expenses before expense reductions (%)	1.45*	1.44	1.48[d]	1.53	1.88	2.04
Ratio of expenses after expense reductions (%)	1.45*	1.44	1.47[d]	1.53	1.88	1.98
Ratio of net investment income (loss) (%)	.45*	(.28)	(.25)	(.52)	(.91)	(.69)
Portfolio turnover rate (%)	29*	47	56	66	70	54

a For the six months ended June 30, 2003 (Unaudited).
b Based on average shares outstanding during the period.
c Total returns would have been lower had certain expenses not been reduced.
d The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.22% and 1.22%, and 1.47% and 1.47% for Class A and Class B, respectively.
e Less than .005%
f Less than $.005 per share * Annualized ** Not annualized

Management Summary June 30, 2003

International Portfolio

International equities rebounded strongly in the first half of 2003, and market analysts now believe that the US economy - the engine of global growth - is recovering. For financial markets, at least, the war in the Middle East that dominated the first quarter is now a distant memory, and geopolitical issues have faded in importance. Against this improving backdrop, Scudder International Portfolio gained 5.63% (Class A shares), but lagged its benchmark, the MSCI EAFE & Canada Index, which returned 10.25%.

The underperformance for the period stems primarily from dramatic underperformance by a handful of our holdings within the financials and consumer discretionary sectors. We remained underweight in financials during the period, which in itself did not cost us, but stock selection was poor. Some financials holdings were impacted by Ahold contagion (Ahold, which was not a portfolio holding as of 6/30/03, announced it had overstated earnings and is now under investigation by the SEC). News of dividend cuts and negative earnings reports also weighed on select financials and consumer discretionary positions.

Not all financials holdings detracted from performance. For example, Royal Bank of Scotland was a strong contributor. The company continued to be very cash generative and continued to be able to deliver resilient growth numbers. Finally, select telecommunications holdings such as Vodafone also contributed to performance.

Alex Tedder
Lead Manager

Clare Gray
Marc J. Slendebroek
Co-Managers

The Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada. Index returns assume reinvestment of dividends net of withholding tax and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio as of June 30, 2003 (Unaudited)

International Portfolio

	Shares	Value ($)

Common Stocks 99.4%
Australia 2.5%
Australia & New Zealand Banking Group Ltd.	311,590	3,899,330
Telstra Corp., Ltd.	1,233,640	3,650,070
Westpac Banking Corp., Ltd.	265,197	2,897,888
		10,447,288
Belgium 0.6%
Dexia	206,600	2,614,955
Brazil 0.5%
Companhia Vale do Rio Doce (ADR)	67,602	2,005,075
Canada 1.4%
Bank of Nova Scotia	56,300	2,506,857
Royal Bank of Canada	34,970	1,486,630
Sun Life Financial, Inc.	96,900	2,008,714
		6,002,201
Finland 3.2%
Nokia Oyj (ADR)	264,900	4,352,307
Nokia Oyj	374,340	6,171,092
Stora Enso Oyj "R"	241,850	2,705,239
		13,228,638
France 13.7%
Autoroutes du Sud de la France	114,666	3,354,819
Aventis SA	92,129	5,074,219
BNP Paribas SA	150,562	7,659,057
Compagnie de Saint-Gobain	86,387	3,403,370
Compagnie Generale des Etablissements Michelin "B"	43,560	1,702,603
Dassault Systemes SA	30,819	1,013,284
France Telecom SA	155,900	3,828,195
Groupe Danone*	24,281	3,363,568
Lafarge SA	1,628	95,449
Lafarge SA (Rights)*	36,237	97,896
Orange SA*	247,400	2,198,497
Sanofi-Synthelabo SA	32,815	1,923,930
Schneider Electric SA*	159,171	7,491,321
Total Fina Elf SA	108,333	16,389,409
		57,595,617
Germany 8.4%
Allianz AG (Registered)	28,400	2,363,108
BASF AG	88,877	3,800,835
Bayerische Motoren Werke AG	61,588	2,371,852
DaimlerChrysler AG	73,500	2,568,666
Deutsche Telekom AG (Registered)	460,327	7,032,959
E.ON AG	157,846	8,123,951
SAP AG	10,100	1,192,445
Schering AG	52,700	2,579,663
Siemens AG	112,807	5,540,053
		35,573,532
Hong Kong 0.8%
CNOOC Ltd.	835,000	1,220,643
Hutchison Whampoa Ltd.	345,000	2,101,406
		3,322,049
Hungary 0.2%
OTP Bank Rt. (GDR)	50,192	966,196
India 0.4%
Infosys Technologies Ltd.	10,500	738,009
Ranbaxy Laboratories Ltd.	61,957	1,052,108
		1,790,117
Ireland 0.5%
Bank of Ireland	173,100	2,099,405
Italy 3.4%
Assicurazioni Generali SpA	75,200	1,744,559
Autostrade Concessioni e Costruzioni Autostrade SpA	148,000	2,068,912
Eni SpA	432,870	6,553,751
UniCredito Italiano SpA	839,240	4,003,879
		14,371,101
Japan 15.9%
Bridgestone Corp.	391,000	5,321,282
Canon, Inc.	144,000	6,624,697
Dai Nippon Printing Co., Ltd.	241,145	2,557,019
Fuji Photo Film Co., Ltd.	189,000	5,475,745
Fujisawa Pharmaceutical Co., Ltd.	134,000	2,517,325
Honda Motor Co., Ltd.	52,089	1,978,834
Kao Corp.	114,000	2,127,327
KDDI Corp.	646	2,508,057
Mitsubishi Corp.	1,001,000	6,961,952
Mitsui & Co.	511,000	2,568,440
Mitsui Fudosan Co., Ltd.	506,000	3,240,394
Nippon Telegraph & Telephone Corp.	590	2,320,197
Nissan Motor Co., Ltd.	448,657	4,300,394
Nomura Holdings, Inc.	498,480	6,342,853
Sony Corp.	65,871	1,858,929
Takeda Chemical Industries, Ltd.	96,000	3,550,806
Toyota Motor Corp.	261,600	6,792,820
		67,047,071
Korea 2.2%
Samsung Electronics Co., Ltd.	31,234	9,282,604
Mexico 1.1%
Grupo Financiero BBVA Bancomer SA de CV "B"*	2,914,240	2,462,110
Telefonos de Mexico SA de CV "L" (ADR)	69,500	2,183,690
		4,645,800
Netherlands 4.0%
ABN AMRO Holding NV*	111,528	2,134,739
ASML Holding NV*	160,640	1,527,235
ING Groep NV	74,800	1,301,030
Koninklijke (Royal) Philips Electronics NV	256,850	4,889,749
Reed Elsevier NV	194,030	2,290,794
TPG NV	145,970	2,537,243
Unilever NV	40,915	2,197,516
		16,878,306
Russia 0.6%
LUKOIL (ADR)	33,300	2,630,700
South Africa 0.5%
Harmony Gold Mining Co., Ltd. (ADR)	152,500	2,054,175
Spain 3.7%
Banco Popular Espanol SA	50,660	2,562,504
Banco Santander Central Hispano SA	324,000	2,841,948
Iberdrola SA	181,100	3,139,543
Telefonica SA*	599,591	6,968,723
		15,512,718
Sweden 1.6%
Sandvik AB	102,200	2,675,928
Skandinaviska Enskilda Banken "A"	198,800	2,024,946
Telefonaktiebolaget LM Ericsson "B"*	1,783,214	1,916,644
		6,617,518
Switzerland 11.8%
Credit Suisse Group	257,400	6,785,204
Nestle SA (Registered)	53,124	10,979,117
Novartis AG (Registered)	239,765	9,502,665
Roche Holding AG	119,050	9,353,048
Swiss Re (Registered)*	91,616	5,084,133
Syngenta AG	61,568	3,091,147
UBS AG (Registered)	90,427	5,038,209
		49,833,523
Taiwan 0.0%
Hon Hai Precision Industry Co., Ltd.	82	298
United Kingdom 22.4%
AstraZeneca PLC	205,762	8,275,529
BAA PLC	319,895	2,596,993
BHP Billiton PLC	544,500	2,874,835
BP PLC	1,429,811	9,945,135
British Sky Broadcasting Group PLC*	196,473	2,183,601
GlaxoSmithKline PLC	318,706	6,451,207
Granada Compass PLC	1,183,814	1,782,991
HBOS PLC	163,614	2,124,407
Hilton Group PLC	839,400	2,556,296
HSBC Holdings PLC	965,857	11,445,906
National Grid Transco PLC	624,093	4,245,369
Royal Bank of Scotland Group PLC	380,630	10,709,674
Scottish & Southern Energy PLC	393,176	4,060,653
Shell Transport & Trading Co., PLC	1,589,847	10,525,425
Tesco PLC	584,888	2,122,446
Vodafone Group PLC	6,422,865	12,597,125
		94,497,592
Total Common Stocks (Cost $385,662,134)		419,016,479
Preferred Stocks 0.6%
Germany
Henkel KGaA (Cost $2,521,775)	40,117	2,486,248

Cash Equivalents 0.0%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $196,377)	196,377	196,377
Total Investment Portfolio - 100.0% (Cost $388,380,286) (a)		421,699,104

At June 30, 2003, the International Portfolio had the following industry diversification:
Industry	Value	Percent
Financials	$ 98,348,635	23.3%
Health Care	50,280,500	11.9%
Energy	47,265,063	11.2%
Consumer Discretionary	46,074,556	10.9%
Industrials	43,857,456	10.5%
Telecommunication Services	43,287,513	10.3%
Information Technology	32,818,615	7.8%
Consumer Staples	23,276,222	5.5%
Utilities	19,569,516	4.6%
Other	16,724,651	4.0%
Total Common and Preferred Stocks	421,502,727	100.0%
Cash Equivalents	196,377	0.0%
Total Investment Portfolio	$ 421,699,104	100.0%

* Non-income producing security.
(a) The cost for federal income tax purposes was $394,830,601. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $26,868,503. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $37,122,506 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,254,003.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Purchases and sales of investment securities (excluding short-term investments), for the six months ended June 30, 2003, aggregated $245,868,006 and $246,931,631, respectively.

At December 31, 2002, the International Portfolio had a net tax basis capital loss carryforward of approximately $238,434,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009 ($133,060,000) and December 31, 2010 ($105,374,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2002 through December 31, 2002, the International Portfolio incurred approximately $5,017,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ending December 31, 2003.

The accompanying notes are an integral part of the financial statements.

Financial Statements

International Portfolio

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $388,183,909)	$ 421,502,727
Investment in Scudder Cash Management QP Trust (cost $196,377)	196,377
Foreign currency, at value (cost $13,149,349)	13,189,686
Receivable for investments sold	11,771,565
Dividends receivable	792,333
Receivable for Portfolio shares sold	524,507
Foreign taxes recoverable	542,626
Total assets	448,519,821
Liabilities
Payable for investments purchased	11,296,726
Payable for Portfolio shares redeemed	1,569,556
Accrued management fee	320,141
Other accrued expenses and payables	146,764
Total liabilities	13,333,187
Net assets, at value	$ 435,186,634
Net Assets
Net assets consist of: Undistributed net investment income	5,011,959
Net unrealized appreciation (depreciation) on: Investments	33,318,818
Foreign currency related transactions	168,653
Accumulated net realized gain (loss)	(274,674,046)
Paid-in capital	671,361,250
Net assets, at value	$ 435,186,634
Net Asset Value
Class A Net Asset Value, offering and redemption price per share ($421,028,054 / 61,643,155 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 6.83
Class B Net Asset Value, offering and redemption price per share ($14,158,580 / 2,075,235 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 6.82

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,092,905)	$ 7,241,609
Interest	150,969
Interest - Scudder Cash Management QP Trust	22,323
Total Income	7,414,901
Expenses: Management fee	1,779,156
Custodian fees	144,353
Accounting fees	167,127
Distribution service fees (Class B)	12,623
Record keeping fees (Class B)	415
Auditing	12,055
Legal	14,513
Trustees' fees and expenses	7,436
Reports to shareholders	4,147
Other	16,878
Total expenses	2,158,703
Net investment income (loss)	5,256,198
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(22,703,634)
Foreign currency related transactions	321,444
(22,382,190)
Net unrealized appreciation (depreciation) during the period on: Investments	40,877,349
Foreign currency related transactions	79,716
40,957,065
Net gain (loss) on investment transactions	18,574,875
Net increase (decrease) in net assets resulting from operations	$ 23,831,073

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ 5,256,198	$ 3,622,445
Net realized gain (loss) on investment transactions	(22,382,190)	(94,462,069)
Net unrealized appreciation (depreciation) on investment transactions during the period	40,957,065	10,724,925
Net increase (decrease) in net assets resulting from operations	23,831,073	(80,114,699)
Distributions to shareholders from: Net investment income: Class A	(3,294,533)	(3,979,977)
Class B	(65,246)	(25,865)
Portfolio share transactions: Class A Proceeds from shares sold	85,429,542	3,252,979,447
Reinvestment of distributions	3,294,533	3,979,977
Cost of shares redeemed	(99,705,540)	(3,274,235,277)
Net increase (decrease) in net assets from Class A share transactions	(10,981,465)	(17,275,853)
Class B Proceeds from shares sold	6,016,695	6,033,545
Reinvestment of distributions	65,246	25,865
Cost of shares redeemed	(363,105)	(544,773)
Net increase (decrease) in net assets from Class B share transactions	5,718,836	5,514,637
Increase (decrease) in net assets	15,208,665	(95,881,757)
Net assets at beginning of period	419,977,969	515,859,726
Net assets at end of period (including undistributed net investment income of $5,011,959 and $3,115,540, respectively)	$ 435,186,634	$ 419,977,969
Other Information
Class A Shares outstanding at beginning of period	63,268,457	63,646,512
Shares sold	13,341,601	423,618,009
Shares issued to shareholders in reinvestment of distributions	522,046	507,650
Shares redeemed	(15,488,949)	(424,503,714)
Net increase (decrease) in Portfolio shares	(1,625,302)	(378,055)
Shares outstanding at end of period	61,643,155	63,268,457
Class B Shares outstanding at beginning of period	1,173,516	400,769
Shares sold	946,861	845,134
Shares issued to shareholders in reinvestment of distributions	10,356	3,303
Shares redeemed	(55,498)	(75,690)
Net increase (decrease) in Portfolio shares	901,719	772,747
Shares outstanding at end of period	2,075,235	1,173,516

The accompanying notes are an integral part of the financial statements.

Financial Highlights

International Portfolio

Class A

Years Ended December 31,	2003[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 6.52	$ 8.05	$ 14.26	$ 20.34	$ 14.56	$ 14.11
Income (loss) from investment operations: Net investment income[b]	.08	.05	.06	.08	.12[c]	.13
Net realized and unrealized gain (loss) on investment transactions	.28	(1.52)	(3.97)	(4.24)	7.17	2.29
Total from investment operations	.36	(1.47)	(3.91)	(4.16)	7.29	2.42
Less distributions from: Net investment income	(.05)	(.06)	(.05)	(.09)	(.02)	(.26)
Net realized gains on investment transactions	-	-	(2.25)	(1.83)	(1.49)	(1.71)
Total distributions	(.05)	(.06)	(2.30)	(1.92)	(1.51)	(1.97)
Net asset value, end of period	$ 6.83	$ 6.52	$ 8.05	$ 14.26	$ 20.34	$ 14.56
Total Return (%)	5.63**	(18.37)	(30.86)	(21.70)	54.51	18.49
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	421	412	513	720	874	509
Ratio of expenses before expense reductions (%)	1.06*	1.03	1.01[d]	.96	1.03	1.04
Ratio of expenses after expense reductions (%)	1.06*	1.03	1.00[d]	.96	1.03	1.04
Ratio of net investment income (loss) (%)	.75[e]	.73	.64	.48	.76	.90
Portfolio turnover rate (%)	125*	123	105	79	86	71

Class B

Years Ended December 31,	2003[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 6.50	$ 8.03	$ 14.19	$ 20.24	$ 14.51	$ 14.08
Income (loss) from investment operations: Net investment income[b]	.07	.04	.05	.04	.08[c]	.10
Net realized and unrealized gain (loss) on investment transactions	.29	(1.53)	(3.94)	(4.22)	7.14	2.29
Total from investment operations	.36	(1.49)	(3.89)	(4.18)	7.22	2.39
Less distributions from: Net investment income	(.04)	(.04)	(.02)	(.04)	-	(.25)
Net realized gains on investment transactions	-	-	(2.25)	(1.83)	(1.49)	(1.71)
Total distributions	(.04)	(.04)	(2.27)	(1.87)	(1.49)	(1.96)
Net asset value, end of period	$ 6.82	$ 6.50	$ 8.03	$ 14.19	$ 20.24	$ 14.51
Total Return (%)	5.54**	(18.62)	(30.81)	(21.89)	54.13	18.28
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	8	3.77		.69	.37
Ratio of expenses before expense reductions (%)	1.32*	1.28	1.26[d]	1.21	1.28	1.28
Ratio of expenses after expense reductions (%)	1.32*	1.28	1.25[d]	1.21	1.28	1.28
Ratio of net investment income (loss) (%)	.49[e]	.48	.39	.23	.53	.69
Portfolio turnover rate (%)	125*	123	105	79	86	71

a For the six months ended June 30, 2003 (Unaudited).
b Based on average shares outstanding during the period.
c Net investment income per share includes non-recurring dividend income amounting to $.03 per share.
d The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.00% and 1.00%, and 1.25% and 1.25% for Class A and Class B, respectively.
e The ratio for the six months ended June 30, 2003 has not been annualized since the Portfolio believes it would not be appropriate because the Portfolio's income is not earned ratable throughout the fiscal year.
* Annualized ** Not annualized

Management Summary June 30, 2003

Health Sciences Portfolio

Scudder Health Sciences Portfolio posted a strong positive return of 19.29% (Class A shares) for the semiannual period, outperforming both of its benchmarks, the Standard & Poor's 500 (S&P 500) index, which returned 11.76%, and the Goldman Sachs Healthcare Index, which gained 15.69%. The portfolio's biotechnology holdings, which included stocks such as Gilead Sciences and Amgen, provided solid gains for the period. Large-cap pharmaceutical giant Wyeth, one of the portfolio's biggest holdings, made a strong showing, and the portfolio's significant exposure to generic drug stocks also added nicely to performance. In the health care services area, pharmacy benefit management company Caremark Rx saw a healthy pickup in its stock. It benefited from the increased use of generics and mail-order drug services, and investors looked favorably on its biotechnology drug distribution business. Shares of health care services company McKesson also increased during the period. The portfolio was hurt by its exposure to hospitals, plagued by falling admission trends. Orthopedic stocks were another area of weakness. In addition, because the portfolio is diversified across the health care sector, it was not able to participate in the full upside of the biotechnology comeback that occurred in the second quarter. We believe a confluence of factors bodes well for health care, including a more favorable regulatory environment at the Food and Drug Administration, positive clinical results on many fronts and potential Medicare drug legislation that could be a boon for the generics industry.

James E. Fenger
Leefin Lai
Thomas Bucher
Co-Managers

The Standard & Poor's 500 (S&P 500) index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Goldman Sachs Healthcare Index is a market capitalization-weighted index of 114 stocks designed to measure the performance of companies in the health care sector.

Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio as of June 30, 2003 (Unaudited)

Health Sciences Portfolio

	Shares	Value ($)

Common Stocks 96.3%
Health Care
Biotechnology 19.8%
Adolor Corp.*	57,300	703,071
Amgen, Inc.*	39,750	2,621,115
Amylin Pharmaceuticals, Inc.*	48,300	1,057,287
Atrix Laboratories, Inc.*	11,600	255,084
Biogen, Inc.*	15,400	585,200
Celgene Corp.*	40,700	1,237,280
Cephalon, Inc.*	7,300	300,468
Genentech, Inc.*	6,800	490,416
Gilead Sciences, Inc.*	36,500	2,028,670
IDEC Pharmaceuticals Corp.*	47,100	1,601,400
ILEX Oncology, Inc.*	73,700	1,430,517
Inspire Pharmaceuticals, Inc.*	61,450	663,660
InterMune, Inc.*	46,400	747,504
Medicines Co.*	40,300	802,776
MedImmune, Inc.*	17,700	643,749
MGI Pharma, Inc.*	22,500	576,675
Neurocrine Biosciences, Inc.*	15,800	789,052
NPS Pharmaceuticals, Inc.*	62,200	1,513,948
		18,047,872
Health Care Services 19.4%
AdvancePCS*	22,000	841,060
Aetna, Inc.	8,200	493,640
AmerisourceBergen Corp.	29,000	2,011,150
Anthem, Inc.*	25,600	1,975,040
Cardinal Health, Inc.	11,900	765,170
Caremark Rx, Inc.*	140,700	3,613,176
First Health Group Corp.*	56,200	1,551,120
Health Management Associates, Inc.	31,500	581,175
McKesson Corp.	54,600	1,951,404
UnitedHealth Group, Inc.	38,500	1,934,625
Wellpoint Health Networks, Inc.*	24,000	2,023,200
		17,740,760
Hospital Management 5.1%
HCA, Inc.	65,100	2,085,804
Laboratory Corp. of America Holdings*	24,900	750,735
Triad Hospitals, Inc.*	27,500	682,550
Universal Health Services, Inc. "B"*	28,100	1,113,322
		4,632,411
Life Science Equipment 2.2%
Charles River Laboratories International, Inc.*	14,500	466,610
Fisher Scientific International, Inc.*	45,100	1,573,990
		2,040,600
Medical Supply & Specialty 13.0%
Abbott Laboratories	26,500	1,159,640
Baxter International, Inc.	47,700	1,240,200
Biomet, Inc.	34,600	991,636
Boston Scientific Corp.*	28,400	1,735,240
Diagnostic Products Corp.	28,400	1,165,820
Guidant Corp.	11,800	523,802
Johnson & Johnson	16,800	868,560
Medtronic, Inc.	28,400	1,362,348
Smith & Nephew PLC	146,965	847,090
St. Jude Medical, Inc.*	18,000	1,035,000
Zimmer Holdings, Inc.*	20,900	941,545
		11,870,881
Pharmaceuticals 36.8%
Alcon, Inc.	33,300	1,521,810
Allergan, Inc.	12,900	994,590
Alpharma, Inc.	27,900	602,640
Altana AG*	24,083	1,521,058
AstraZeneca PLC	12,511	503,179
Aventis SA	24,147	1,329,952
Barr Laboratories, Inc.*	12,000	786,000
Biovail Corp.*	20,500	964,730
Eli Lilly & Co.	26,400	1,820,808
Forest Laboratories, Inc.*	30,860	1,689,585
GlaxoSmithKline PLC (ADR)	35,400	1,435,116
King Pharmaceuticals, Inc.*	66,733	984,979
KYORIN Pharmaceutical Co., Ltd.	23,000	315,321
Merck & Co., Inc.	8,800	532,840
Mylan Laboratories, Inc.	24,550	853,604
Novartis AG (Registered)	34,096	1,351,335
Pfizer, Inc.	154,140	5,263,881
Pharmaceutical Resources, Inc.*	34,800	1,693,368
Roche Holding AG	19,948	1,567,195
Sanofi-Synthelabo SA	13,860	812,606
SICOR, Inc.*	33,700	685,458
Taro Pharmaceutical Industries Ltd.*	11,900	653,072
Teva Pharmaceutical Industries Ltd. (ADR)	30,200	1,719,286
Watson Pharmaceuticals, Inc.*	6,400	258,368
Wyeth	83,900	3,821,645
		33,682,426
Total Common Stocks (Cost $77,748,471)		88,014,950

Cash Equivalents 3.7%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $3,424,071)	3,424,071	3,424,071
Total Investment Portfolio - 100.0% (Cost $81,172,542) (a)		91,439,021

* Non-income producing security.
(a) The cost for federal income tax purposes was $82,063,172. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $9,375,849. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,130,472 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,754,623.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Purchases and sales of investment securities (excluding short-term investments), for the six months ended June 30, 2003, aggregated $30,910,094 and $24,216,801, respectively.

At December 31, 2002, the Health Sciences Portfolio had a net tax basis capital loss carryforward of approximately $7,821,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009 ($305,000) and December 31, 2010 ($7,516,000), the respective expiration dates, whichever occurs first.

From November 1, 2002 through December 31, 2002, the Health Sciences Portfolio incurred approximately $932,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ending December 31, 2003.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Health Sciences Portfolio

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $77,748,471)	$ 88,014,950
Investment in Scudder Cash Management QP Trust (cost $3,424,071)	3,424,071
Cash	10,000
Foreign currency, at value (cost $1,401)	1,398
Dividends receivable	19,067
Receivable for Portfolio shares sold	56,316
Foreign taxes recoverable	9,068
Other assets	768
Total assets	91,535,638
Liabilities
Payable for Portfolio shares redeemed	42,037
Accrued management fee	55,089
Other accrued expenses and payables	29,942
Total liabilities	127,068
Net assets, at value	$ 91,408,570
Net Assets
Net assets consist of: Accumulated net investment loss	(67,521)
Net unrealized appreciation (depreciation) on: Investments	10,266,479
Foreign currency related transactions	420
Accumulated net realized gain (loss)	(12,258,577)
Paid-in capital	93,467,769
Net assets, at value	$ 91,408,570
Net Asset Value
Class A Net Asset Value, offering and redemption price per share ($86,587,729 / 8,862,589 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 9.77
Class B Net Asset Value, offering and redemption price per share ($4,820,841 / 494,412 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 9.75

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $11,937)	$ 253,212
Interest - Scudder Cash Management QP Trust	20,355
Total Income	273,567
Expenses: Management fee	283,808
Custodian fees	6,970
Accounting fees	22,682
Distribution service fees (Class B)	2,489
Record keeping fees (Class B)	925
Auditing	11,308
Legal	2,121
Trustees' fees and expenses	2,857
Reports to shareholders	5,176
Other	2,752
Total expenses	341,088
Net investment income (loss)	(67,521)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(2,407,962)
Foreign currency related transactions	18,038
(2,389,924)
Net unrealized appreciation (depreciation) during the period on: Investments	16,427,088
Foreign currency related transactions	114
16,427,202
Net gain (loss) on investment transactions	14,037,278
Net increase (decrease) in net assets resulting from operations	$ 13,969,757

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ (67,521)	$ (265,275)
Net realized gain (loss) on investment transactions	(2,389,924)	(9,367,556)
Net unrealized appreciation (depreciation) on investment transactions during the period	16,427,202	(8,652,894)
Net increase (decrease) in net assets resulting from operations	13,969,757	(18,285,725)
Portfolio share transactions: Class A Proceeds from shares sold	10,438,732	42,730,716
Cost of shares redeemed	(6,320,761)	(11,443,796)
Net increase (decrease) in net assets from Class A share transactions	4,117,971	31,286,920
Class B Proceeds from shares sold	4,055,304	375,318
Cost of shares redeemed	(37,922)	(51,305)
Net increase (decrease) in net assets from Class B share transactions	4,017,382	324,013
Increase (decrease) in net assets	22,105,110	13,325,208
Net assets at beginning of period	69,303,460	55,978,252
Net assets at end of period (including accumulated net investment loss of $67,521 at June 30, 2003)	$ 91,408,570	$ 69,303,460
Other Information
Class A Shares outstanding at beginning of period	8,419,124	5,257,558
Shares sold	1,199,136	4,518,361
Shares redeemed	(755,671)	(1,356,795)
Net increase (decrease) in Portfolio shares	443,465	3,161,566
Shares outstanding at end of period	8,862,589	8,419,124
Class B Shares outstanding at beginning of period	39,123	-
Shares sold	459,173	45,098
Shares redeemed	(3,884)	(5,975)
Net increase (decrease) in Portfolio shares	455,289	39,123
Shares outstanding at end of period	494,412	39,123

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Health Sciences Portfolio

Class A

Years Ended December 31,	2003[a]	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 8.19	$ 10.65	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[d]	(.01)	(.03)	(.02)
Net realized and unrealized gain (loss) on investment transactions	1.59	(2.43)	.67
Total from investment operations	1.58	(2.46)	.65
Net asset value, end of period	$ 9.77	$ 8.19	$ 10.65
Total Return (%)	19.29**	(23.10)	6.50e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	87	69	56
Ratio of expenses before expense reductions (%)	.89*	.91	1.40*
Ratio of expenses after expense reductions (%)	.89*	.91	.95*
Ratio of net investment income (loss) (%)	(.17)*	(.38)	(.25)*
Portfolio turnover rate (%)	66*	53	34*

Class B

	2003[a]	2002[c]
Selected Per Share Data
Net asset value, beginning of period	$ 8.19	$ 8.09
Income (loss) from investment operations: Net investment income (loss)[d]	(.02)	(.04)
Net realized and unrealized gain (loss) on investment transactions	1.58	.14
Total from investment operations	1.56	.10
Net asset value, end of period	$ 9.75	$ 8.19
Total Return (%)	19.05**	1.24**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5.3
Ratio of expenses (%)	1.24*	1.16*
Ratio of net investment income (loss) (%)	(.52)*	(.92)*
Portfolio turnover rate (%)	66*	53

a For the six months ended June 30, 2003 (Unaudited).
b For the period May 1, 2001 (commencement of operations) to December 31, 2001.
c For the period July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.
d Based on average shares outstanding during the period.
e Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Variable Series I (the "Fund") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, registered management investment company organized as a Massachusetts business trust. The Fund is a series fund consisting of eight diversified portfolios: Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, 21st Century Growth Portfolio, Global Discovery Portfolio and International Portfolio, and one non-diversified portfolio: Health Sciences Portfolio (individually or collectively hereinafter referred to as a "Portfolio" or the "Portfolios"). The Fund is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers one class of shares for the Money Market Portfolio and two classes of shares (Class A shares and Class B shares) for each of the other Portfolios. Class B shares are subject to Rule 12b-1 fees under the 1940 Act and record keeping fees equal to an annual rate of up to 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the applicable Portfolio. Class A shares are not subject to such fees. Class B shares for certain Portfolios have not been funded, and thus are not shown in these financial statements.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class (including the applicable 12b-1 fee and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of the financial statements for its Portfolios.

Security Valuation. The Money Market Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Securities in each of the remaining Portfolios are valued in the following manner:

Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Foreign Currency Translations. The books and records of the Portfolios are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. A portfolio may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, a portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

The Global Discovery Portfolio and International Portfolio entered into forward currency contracts during the six months ended June 30, 2003.

Mortgage Dollar Rolls. The Bond Portfolio and Balanced Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The Portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase or, alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Portfolio is able to repurchase them. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

The Bond Portfolio and Balanced Portfolio entered into mortgage dollar rolls during the six months ended June 30, 2003.

When-Issued/Delayed Delivery Securities. Each Portfolio may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. Each Portfolio is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended. It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares. Accordingly, the Portfolios paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of the Money Market Portfolio is declared as a daily dividend and is distributed to shareholders monthly. All other Portfolios will declare and distribute dividends from their net investment income, if any, in April, although additional distributions may be made if necessary. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in forward currency contracts, passive foreign investment companies, post October loss deferrals, non-taxable distributions and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

At December 31, 2002, the Portfolios' components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Portfolio	Undistributed ordinary income*	Undistributed net long-term capital gains	Capital loss carryforwards	Net unrealized gain (loss) on investments
Money Market Portfolio	$ -	$ -	$ (5,000)	$ -
Bond Portfolio	7,708,562	-	(5,987,000)	4,515,960
Balanced Portfolio	3,172,174	-	(13,851,000)	(8,660,129)
Growth and Income Portfolio	1,465,168	-	(34,898,000)	(15,799,640)
Capital Growth Portfolio	2,456,756	-	(139,068,000)	(105,143,913)
21st Century Growth Portfolio	-	-	(22,643,000)	(4,193,741)
Global Discovery Portfolio	122,995	-	(50,485,000)	(17,671,464)
International Portfolio	3,157,149	-	(238,434,000)	(16,399,523)
Health Sciences Portfolio	-	-	(7,821,000)	(7,276,775)

In addition, the tax character of distributions paid by the Portfolios are summarized as follows:

Portfolio	Distributions from ordinary income* Years Ended December 31		Distributions from long-term capital gains Years Ended December 31
	2002	2001	2002	2001
Money Market Portfolio	$ 1,806,754	$ 4,834,222	$ -	$ -
Bond Portfolio	8,568,166	6,205,341	-	-
Balanced Portfolio	4,309,159	4,704,742	-	7,232,663
Growth and Income Portfolio	1,662,988	2,209,728	-	4,219,419
Capital Growth Portfolio	2,359,330	3,674,000	-	116,417,367
21st Century Growth Portfolio	-	-	-	-
Global Discovery Portfolio	-	-	-	2,840,073
International Portfolio	4,005,842	2,534,966	-	118,912,248
Health Sciences Portfolio	-	-	-	-

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Expenses. Each Portfolio is charged for those expenses which are directly attributable to it, such as management fees and custodian fees, while other expenses (reports to shareholders, legal and audit fees) are allocated among the Portfolios.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement.

Under the Trust's management agreement with the Advisor, the Portfolios pay a monthly investment management fee, based on the average daily net assets of each Portfolio, payable monthly, at the annual rates shown below:

Portfolio	Annual Management Fee Rate
Money Market Portfolio	0.370%
Bond Portfolio	0.475%
Balanced Portfolio	0.475%
Growth and Income Portfolio	0.475%
21st Century Growth Portfolio	0.875%
Global Discovery Portfolio	0.975%

The Capital Growth Portfolio pays the Advisor a graduated investment management fee, based on the average daily net assets of the Portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio	Annual Management Fee Rate
first $500 million	0.475%
next $500 million	0.450%
over $1 billion	0.425%

For the six months ended June 30, 2003, the Capital Growth Portfolio incurred a management fee equivalent to an annualized effective rate of 0.472% of the Portfolio's average daily net assets.

The International Portfolio pays the Advisor a graduated investment management fee, based on the average daily net assets of the Portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio	Annual Management Fee Rate
first $500 million	0.875%
over $500 million	0.725%

For the six months ended June 30, 2003, the International Portfolio incurred a management fee equivalent to an annualized effective rate of 0.875% of the Portfolio's average daily net assets. Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), an affiliate of the Advisor, serves as subadvisor with respect to the investment and reinvestment of assets in the International Portfolio. The Advisor compensates DeAMIS out of the management fee it receives from the Fund.

The Health Sciences Portfolio pays the Advisor a graduated investment management fee, based on the average daily net assets of the Portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio	Annual Management Fee Rate
first $250 million	0.750%
next $750 million	0.725%
next $1.5 billion	0.700%
next $2.5 billion	0.680%
next $2.5 billion	0.650%
next $2.5 billion	0.640%
next $2.5 billion	0.630%
over $12.5 billion	0.620%

For the six months ended June 30, 2003, the Health Sciences Portfolio incurred a management fee equivalent to an annualized effective rate of 0.75% of the Portfolio's average daily net assets.

Through May 1, 2003, the Advisor had agreed to maintain the expenses for the 21st Century Growth Portfolio, the Global Discovery Portfolio and the Health Sciences Portfolio to the extent necessary so that the Portfolios' expenses were maintained at 1.50%, 1.25% and 0.95%, respectively, of average daily net assets for Class A and 1.75%, 1.50% and 1.20%, respectively, of average daily net assets for Class B.

Effective May 1, 2003 until April 30, 2004, the Advisor has agreed to maintain the expenses for the 21st Century Growth Portfolio, the Global Discovery Portfolio and the Health Sciences Portfolio to the extent necessary so that the Portfolio's expenses are maintained at 1.50%, 1.25% and 0.95%, respectively, of average daily net assets for Class A and 1.75%, 1.65% and 1.35%, respectively, of average daily net assets for Class B.

The Trustees authorized the Fund on behalf of each Portfolio to pay Scudder Fund Accounting Corporation, a subsidiary of the Advisor, for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. Scudder Investments Service Company, an affiliate of the Advisor, is the transfer and dividend paying agent of the Fund. These affiliated entities have in turn entered into various agreements with third-party service providers to provide these services.

Scudder Distributors, Inc. ("SDI"), also an affiliate of the Advisor, is the Fund's Distributor. In accordance with the Master Distribution Plan, SDI receives 12b-1 fees of up to 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, SDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. These fees are detailed in each Portfolio's Statement of Operations.

The Portfolios pay each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings. Allocated Trustees' fees and expenses for each Portfolio for the period ended June 30, 2003 are detailed in each Portfolio's Statement of Operations.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the ``QP Trust''), and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

C. Expense Off-Set Arrangements

The Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, 21st Century Growth Portfolio and Health Sciences Portfolio have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolios' expenses. During the six months ended June 30, 2003, the custodian fees were reduced as follows:

Portfolio	Custody Credits ($)
Money Market Portfolio	64
Bond Portfolio	363
Balanced Portfolio	97
Growth and Income Portfolio	9
Capital Growth Portfolio	12
21st Century Growth Portfolio	71

D. Ownership of the Portfolios

At the end of the period, the beneficial ownership in the Portfolios was as follows:

Money Market Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding shares of the Portfolio, each owning 48% and 25%, respectively.

Bond Portfolio: Four Participating Insurance Companies were owners of record of 10% or more of the total outstanding shares of the Portfolio, each owning 47%, 14%, 13% and 10%, respectively.

Balanced Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding shares of the Portfolio, each owning 42%, 34% and 15%, respectively.

Growth and Income Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 28%, 24% and 23%, respectively. Two Participating Insurance Companies were owners of record of 58% and 38%, respectively, of the total outstanding Class B shares of the Portfolio.

Capital Growth Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 58% and 13%, respectively. One Participating Insurance Company was owner of record of 92% of the total outstanding Class B shares of the Portfolio.

21st Century Growth Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 62%, 22% and 10%, respectively. One Participating Insurance Company was owner of record of 100% of the total outstanding Class B shares of the Portfolio.

Global Discovery Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 53%, 27% and 10%, respectively. Two Participating Insurance Companies were owners of record of 58% and 40%, respectively, of the total outstanding Class B shares of the Portfolio.

International Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 33%, 16% and 11%, respectively. Two Participating Insurance Companies were owners of record of 63% and 34%, respectively, of the total outstanding Class B shares of the Portfolio.

Health Sciences Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 72% and 27%, respectively. One Participating Insurance Company was owner of record of 99% of the total outstanding Class B shares of the Fund.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

About the Fund's Advisor

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
1-800-778-1482

Scudder Investments

[Scudder Investments Logo]
A member of Deutsche Asset Management

[Deutsche Asset Management Logo]

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

SVSI-3 (8/29/03) 24409

ITEM 2.         CODE OF ETHICS.

                        Not currently applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIERS AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the six month period ended June 30, 2003, management identified an issue related to a different registrant within the Scudder fund complex.
Management discussed the issue with the Registrant's Audit Committee and auditors and instituted additional procedures to enhance its internal controls over financial reporting.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Variable Series I

By:                                 /s/Richard T. Hale
                                    ------------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               8/19/03
                                    ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Variable Series I

By:                                 /s/Richard T. Hale
                                    ------------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               8/19/03
                                    ------------------------------------

By:                                 /s/Charles A. Rizzo
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               8/19/03
                                    ------------------------------------